UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01424

AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/23

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	April 30, 2023

Invesco Charter Fund

Nasdaq:

A: CHTRX ∎ C: CHTCX ∎ R: CHRRX ∎ S: CHRSX ∎ Y: CHTYX ∎ R5: CHTVX ∎ R6: CHFTX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.85%
Class C Shares	9.49
Class R Shares	9.73
Class S Shares	9.84
Class Y Shares	9.98
Class R5 Shares	10.06
Class R6 Shares	10.03
S&P 500 Index▼ (Broad Market Index)	8.63
Russell 1000 Index▼ (Style-Specific Index)	8.01

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Charter Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges

Class A Shares
Inception (11/26/68)	10.21%
10 Years	7.19
5 Years	6.92
1 Year	-3.61

Class C Shares
Inception (8/4/97)	5.71%
10 Years	7.16
5 Years	7.32
1 Year	0.25

Class R Shares
Inception (6/3/02)	6.85%
10 Years	7.53
5 Years	7.86
1 Year	1.75

Class S Shares
Inception (9/25/09)	8.69%
10 Years	7.91
5 Years	8.22
1 Year	2.08

Class Y Shares
Inception (10/3/08)	8.52%
10 Years	8.06
5 Years	8.39
1 Year	2.25

Class R5 Shares
Inception (7/30/91)	8.22%
10 Years	8.14
5 Years	8.45
1 Year	2.31

Class R6 Shares
Inception (9/24/12)	8.93%
10 Years	8.22
5 Years	8.52
1 Year	2.39

Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Charter Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Charter Fund

Schedule of Investments(a)

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.76%
Advertising–0.85%
Interpublic Group of Cos., Inc. (The)(b)	702,158	$25,088,105

Aerospace & Defense–2.47%
Howmet Aerospace, Inc.	552,013	24,448,656

Raytheon Technologies Corp.	481,201	48,071,980

		72,520,636

Agricultural & Farm Machinery–0.94%
Deere & Co.	73,030	27,606,801

Air Freight & Logistics–1.41%
United Parcel Service, Inc., Class B	229,528	41,271,430

Apparel, Accessories & Luxury Goods–0.64%
LVMH Moet Hennessy Louis Vuitton SE (France)	19,598	18,832,401

Application Software–3.05%
Manhattan Associates, Inc.(c)	208,158	34,487,617

Synopsys, Inc.(c)	70,555	26,198,483

Tyler Technologies, Inc.(c)	76,182	28,875,263

		89,561,363

Automobile Manufacturers–0.44%
Tesla, Inc.(b)(c)	78,383	12,879,111

Automotive Parts & Equipment–1.00%
Aptiv PLC(c)	285,981	29,416,006

Automotive Retail–1.14%
O’Reilly Automotive, Inc.(c)	36,454	33,439,619

Biotechnology–2.22%
Gilead Sciences, Inc.	489,998	40,282,736

Seagen, Inc.(c)	123,971	24,794,200

		65,076,936

Broadline Retail–3.08%
Amazon.com, Inc.(c)	856,660	90,334,797

Communications Equipment–1.42%
Motorola Solutions, Inc.	142,641	41,565,587

Construction Materials–1.01%
Vulcan Materials Co.	168,865	29,571,639

Consumer Finance–1.38%
American Express Co.	250,502	40,415,993

Consumer Staples Merchandise Retail–0.80%
Dollar General Corp.	105,439	23,350,521

Distillers & Vintners–1.23%
Constellation Brands, Inc., Class A	157,918	36,237,443

Distributors–1.05%
LKQ Corp.	536,220	30,955,981

Diversified Banks–2.35%
JPMorgan Chase & Co.	499,825	69,095,808

	Shares	Value

Diversified Financial Services–1.10%
Equitable Holdings, Inc.	1,236,723	$32,142,431

Electric Utilities–1.26%
American Electric Power Co., Inc.	399,897	36,958,481

Electrical Components & Equipment–0.71%
Hubbell, Inc.(b)	76,952	20,724,713

Environmental & Facilities Services–1.11%
Republic Services, Inc.	224,871	32,520,844

Fertilizers & Agricultural Chemicals–1.01%
Mosaic Co. (The)	691,623	29,636,045

Financial Exchanges & Data–1.14%
Cboe Global Markets, Inc.	240,263	33,564,741

Food Distributors–0.55%
Sysco Corp.	212,016	16,270,108

Health Care Equipment–2.14%
Boston Scientific Corp.(c)	544,935	28,402,012

Zimmer Biomet Holdings, Inc.	248,097	34,346,549

		62,748,561

Health Care Facilities–1.43%
HCA Healthcare, Inc.	146,371	42,056,779

Health Care Services–0.73%
CVS Health Corp.	291,107	21,341,054

Home Improvement Retail–1.17%
Lowe’s Cos., Inc.	165,714	34,440,341

Hotels, Resorts & Cruise Lines–0.92%
Airbnb, Inc., Class A(c)	226,035	27,049,608

Household Products–2.24%
Procter & Gamble Co. (The)	420,389	65,740,432

Industrial Conglomerates–1.17%
Honeywell International, Inc.	171,724	34,317,324

Industrial Machinery & Supplies & Components–1.29%
Otis Worldwide Corp.	444,788	37,940,416

Industrial REITs–1.53%
Prologis, Inc.	358,961	44,959,865

Insurance Brokers–1.19%
Arthur J. Gallagher & Co.	168,268	35,009,840

Integrated Oil & Gas–3.21%
Chevron Corp.	337,937	56,969,420

Exxon Mobil Corp.	315,133	37,292,839

		94,262,259

Integrated Telecommunication Services–1.14%
Deutsche Telekom AG (Germany)	1,381,876	33,318,618

Interactive Home Entertainment–1.10%
Electronic Arts, Inc.	253,355	32,247,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Charter Fund

	Shares	Value

Interactive Media & Services–4.99%
Alphabet, Inc., Class A(c)	786,111	$84,381,155

Meta Platforms, Inc., Class A(c)	258,370	62,091,478

		146,472,633

Investment Banking & Brokerage–1.58%
Charles Schwab Corp. (The)	386,527	20,192,171

Raymond James Financial, Inc.	290,110	26,263,658

		46,455,829

IT Consulting & Other Services–1.11%
Accenture PLC, Class A	116,268	32,588,758

Life Sciences Tools & Services–1.03%
Danaher Corp.	127,858	30,290,839

Managed Health Care–2.49%
UnitedHealth Group, Inc.	148,499	73,074,873

Multi-line Insurance–1.12%
Hartford Financial Services Group, Inc. (The)	464,648	32,985,361

Multi-Utilities–1.30%
WEC Energy Group, Inc.	396,481	38,129,578

Oil & Gas Exploration & Production–0.82%
APA Corp.	653,170	24,069,314

Oil & Gas Storage & Transportation–0.73%
Cheniere Energy, Inc.	140,943	21,564,279

Other Specialty Retail–0.44%
Bath & Body Works, Inc.	367,080	12,884,508

Pharmaceuticals–5.28%
AstraZeneca PLC, ADR (United Kingdom)	446,284	32,676,914

Catalent, Inc.(b)(c)	256,440	12,852,773

Eli Lilly and Co.	102,957	40,756,558

Johnson & Johnson	217,809	35,655,333

Pfizer, Inc.	849,119	33,022,238

		154,963,816

Rail Transportation–1.04%
Union Pacific Corp.	155,938	30,517,067

Research & Consulting Services–0.59%
Equifax, Inc.(b)	82,962	17,287,621

Restaurants–0.71%
Starbucks Corp.	182,434	20,850,382

Retail REITs–0.43%
Kimco Realty Corp.	650,784	12,488,545

Investment Abbreviations:

ADR -  American Depositary Receipt

REIT - Real Estate Investment Trust

	Shares	Value

Semiconductor Materials & Equipment–1.12%
ASML Holding N.V., New York Shares (Netherlands)	51,732	$32,946,041

Semiconductors–4.05%
Advanced Micro Devices, Inc.(c)	313,132	27,984,607

Marvell Technology, Inc.	360,887	14,247,818

NVIDIA Corp.	275,906	76,561,156

		118,793,581

Soft Drinks & Non-alcoholic Beverages–2.21%
PepsiCo, Inc.	340,607	65,018,470

Systems Software–7.52%
Microsoft Corp.	718,764	220,847,427

Technology Hardware, Storage & Peripherals–4.96%
Apple, Inc.	858,577	145,683,345

Transaction & Payment Processing Services–2.62%
Visa, Inc., Class A(b)	331,009	77,035,725

Total Common Stocks & Other Equity Interests (Cost $2,315,765,374)		2,899,417,653

Money Market Funds–1.37%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(d)(e)	14,054,682	14,054,682

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(d)(e)	10,059,681	10,062,699

Invesco Treasury Portfolio, Institutional Class, 4.77%(d)(e)	16,062,493	16,062,493

Total Money Market Funds (Cost $40,177,773)		40,179,874

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $2,355,943,147)		2,939,597,527

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.26%
Invesco Private Government Fund, 4.83%(d)(e)(f)	26,779,576	26,779,576

Invesco Private Prime Fund, 4.99%(d)(e)(f)	68,861,768	68,861,768

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $95,641,344)		95,641,344

TOTAL INVESTMENTS IN SECURITIES–103.39% (Cost $2,451,584,491)		3,035,238,871

OTHER ASSETS LESS LIABILITIES–(3.39)%		(99,410,607)

NET ASSETS-100.00%		$2,935,828,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Charter Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 25,073,021	$113,351,841	$(124,370,180)	$ -	$ -	$ 14,054,682	$ 228,267
Invesco Liquid Assets Portfolio, Institutional Class	17,933,182	80,965,600	(88,835,844)	(279)	40	10,062,699	168,222
Invesco Treasury Portfolio, Institutional Class	28,654,881	129,544,961	(142,137,349)	-	-	16,062,493	260,854
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,095,917	122,619,376	(115,935,717)	-	-	26,779,576	515,631*
Invesco Private Prime Fund	50,062,457	289,507,834	(270,700,100)	(4,519)	(3,904)	68,861,768	1,396,778*
Total	$141,819,458	$735,989,612	$(741,979,190)	$(4,798)	$(3,864)	$135,821,218	$ 2,569,752

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Information Technology	23.23%

Health Care	15.31

Financials	12.49

Industrials	10.72

Consumer Discretionary	10.59

Communication Services	8.08

Consumer Staples	7.04

Energy	4.76

Utilities	2.56

Materials	2.02

Real Estate	1.96

Money Market Funds Plus Other Assets Less Liabilities	1.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Charter Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,315,765,374)*	$2,899,417,653

Investments in affiliated money market funds, at value (Cost $135,819,117)	135,821,218

Cash	336,570

Foreign currencies, at value (Cost $152,820)	152,547

Receivable for:
Fund shares sold	245,991

Dividends	2,303,826

Investment for trustee deferred compensation and retirement plans	1,100,441

Other assets	98,897

Total assets	3,039,477,143

Liabilities:
Payable for:
Investments purchased	3,024,161

Fund shares reacquired	1,816,389

Collateral upon return of securities loaned	95,641,344

Accrued fees to affiliates	1,550,037

Accrued trustees’ and officers’ fees and benefits	632

Accrued other operating expenses	434,605

Trustee deferred compensation and retirement plans	1,181,711

Total liabilities	103,648,879

Net assets applicable to shares outstanding	$2,935,828,264

Net assets consist of:
Shares of beneficial interest	$2,262,559,151

Distributable earnings	673,269,113

$2,935,828,264

Net Assets:
Class A	$2,778,638,275

Class C	$17,634,876

Class R	$15,532,978

Class S	$15,428,267

Class Y	$86,519,633

Class R5	$6,523,785

Class R6	$15,550,450

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	172,956,481

Class C	1,230,152

Class R	978,366

Class S	960,397

Class Y	5,356,665

Class R5	377,850

Class R6	901,613

Class A:
Net asset value per share	$16.07

Maximum offering price per share (Net asset value of $16.07 ÷ 94.50%)	$17.01

Class C:
Net asset value and offering price per share	$14.34

Class R:
Net asset value and offering price per share	$15.88

Class S:
Net asset value and offering price per share	$16.06

Class Y:
Net asset value and offering price per share	$16.15

Class R5:
Net asset value and offering price per share	$17.27

Class R6:
Net asset value and offering price per share	$17.25

*	At April 30, 2023, securities with an aggregate value of $95,268,897 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Charter Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $30,477)	$22,845,142

Dividends from affiliated money market funds (includes net securities lending income of $74,861)	732,204

Total investment income	23,577,346

Expenses:
Advisory fees	8,816,096

Administrative services fees	201,242

Custodian fees	9,309

Distribution fees:
Class A	3,351,564

Class C	89,414

Class R	38,778

Class S	11,253

Transfer agent fees – A, C, R, S and Y	1,913,077

Transfer agent fees – R5	3,004

Transfer agent fees – R6	2,166

Trustees’ and officers’ fees and benefits	14,948

Registration and filing fees	92,023

Reports to shareholders	91,639

Professional services fees	44,729

Other	22,891

Total expenses	14,702,133

Less: Fees waived and/or expense offset arrangement(s)	(66,544)

Net expenses	14,635,589

Net investment income	8,941,757

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	102,219,413

Affiliated investment securities	(3,864)

Foreign currencies	(72,021)

102,143,528

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	157,513,450

Affiliated investment securities	(4,798)

Foreign currencies	35,721

157,544,373

Net realized and unrealized gain	259,687,901

Net increase in net assets resulting from operations	$268,629,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Charter Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:
Net investment income	$8,941,757	$19,211,596

Net realized gain	102,143,528	86,451,744

Change in net unrealized appreciation (depreciation)	157,544,373	(788,332,003)

Net increase (decrease) in net assets resulting from operations	268,629,658	(682,668,663)

Distributions to shareholders from distributable earnings:
Class A	(107,764,432)	(513,413,240)

Class C	(661,290)	(4,212,587)

Class R	(602,186)	(2,936,986)

Class S	(620,548)	(3,006,415)

Class Y	(3,762,877)	(16,819,129)

Class R5	(270,422)	(1,177,340)

Class R6	(579,930)	(3,482,534)

Total distributions from distributable earnings	(114,261,685)	(545,048,231)

Share transactions–net:
Class A	(39,290,883)	219,433,133

Class C	(1,630,067)	(288,709)

Class R	(941,636)	1,974,284

Class S	(267,415)	549,691

Class Y	(5,431,915)	8,874,658

Class R5	(399,944)	151,125

Class R6	363,643	1,083,524

Net increase (decrease) in net assets resulting from share transactions	(47,598,217)	231,777,706

Net increase (decrease) in net assets	106,769,756	(995,939,188)

Net assets:
Beginning of period	2,829,058,508	3,824,997,696

End of period	$2,935,828,264	$2,829,058,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Charter Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/23	$15.25	$0.05		$ 1.39	$ 1.44	$(0.12)	$(0.50)	$(0.62)	$16.07	9.85%	$2,778,638	1.05	%(d)	1.05	%(d)	0.61	%(d)	63%
Year ended 10/31/22	21.88	0.10	(e)	(3.58)	(3.48)	(0.08)	(3.07)	(3.15)	15.25	(18.71)	2,671,536	1.02		1.02		0.58	(e)	52
Year ended 10/31/21	15.99	0.07		6.24	6.31	(0.10)	(0.32)	(0.42)	21.88	40.10	3,609,724	1.03		1.03		0.38		47
Year ended 10/31/20	17.79	0.11		1.02	1.13	(0.13)	(2.80)	(2.93)	15.99	6.71	2,816,198	1.07		1.07		0.70		45
Year ended 10/31/19	17.52	0.13		1.86 (f)	1.99	(0.07)	(1.65)	(1.72)	17.79	12.96 (f)	3,007,391	1.07		1.07		0.74		82
Year ended 10/31/18	18.75	0.06		(0.04)	0.02	(0.10)	(1.15)	(1.25)	17.52	(0.04)	2,951,279	1.07		1.08		0.35		46
Class C
Six months ended 04/30/23	13.60	(0.01)		1.25	1.24	–	(0.50)	(0.50)	14.34	9.49	17,635	1.80	(d)	1.80	(d)	(0.14	)(d)	63
Year ended 10/31/22	19.91	(0.03	)(e)	(3.21)	(3.24)	–	(3.07)	(3.07)	13.60	(19.35)	18,306	1.77		1.77		(0.17	)(e)	52
Year ended 10/31/21	14.61	(0.07)		5.69	5.62	–	(0.32)	(0.32)	19.91	39.00	27,725	1.78		1.78		(0.37)		47
Year ended 10/31/20	16.47	(0.01)		0.95	0.94	–	(2.80)	(2.80)	14.61	5.96	30,607	1.82		1.82		(0.05)		45
Year ended 10/31/19	16.39	(0.00)		1.73 (f)	1.73	–	(1.65)	(1.65)	16.47	12.14 (f)	40,493	1.82		1.82		(0.01)		82
Year ended 10/31/18	17.65	(0.07)		(0.04)	(0.11)	–	(1.15)	(1.15)	16.39	(0.80)	133,804	1.82		1.83		(0.40)		46
Class R
Six months ended 04/30/23	15.05	0.03		1.38	1.41	(0.08)	(0.50)	(0.58)	15.88	9.73	15,533	1.30	(d)	1.30	(d)	0.36	(d)	63
Year ended 10/31/22	21.63	0.06	(e)	(3.54)	(3.48)	(0.03)	(3.07)	(3.10)	15.05	(18.91)	15,653	1.27		1.27		0.33	(e)	52
Year ended 10/31/21	15.82	0.02		6.16	6.18	(0.05)	(0.32)	(0.37)	21.63	39.66	20,442	1.28		1.28		0.13		47
Year ended 10/31/20	17.62	0.07		1.01	1.08	(0.08)	(2.80)	(2.88)	15.82	6.46	16,500	1.32		1.32		0.45		45
Year ended 10/31/19	17.34	0.08		1.85 (f)	1.93	–	(1.65)	(1.65)	17.62	12.68 (f)	19,772	1.32		1.32		0.49		82
Year ended 10/31/18	18.55	0.02		(0.04)	(0.02)	(0.04)	(1.15)	(1.19)	17.34	(0.24)	23,251	1.32		1.33		0.10		46
Class S
Six months ended 04/30/23	15.26	0.06		1.38	1.44	(0.14)	(0.50)	(0.64)	16.06	9.84	15,428	0.95	(d)	0.95	(d)	0.71	(d)	63
Year ended 10/31/22	21.89	0.12	(e)	(3.58)	(3.46)	(0.10)	(3.07)	(3.17)	15.26	(18.61)	14,877	0.92		0.92		0.68	(e)	52
Year ended 10/31/21	16.00	0.09		6.23	6.32	(0.11)	(0.32)	(0.43)	21.89	40.20	21,013	0.93		0.93		0.48		47
Year ended 10/31/20	17.80	0.13		1.02	1.15	(0.15)	(2.80)	(2.95)	16.00	6.82	16,783	0.97		0.97		0.80		45
Year ended 10/31/19	17.53	0.14		1.87 (f)	2.01	(0.09)	(1.65)	(1.74)	17.80	13.09 (f)	16,906	0.97		0.97		0.84		82
Year ended 10/31/18	18.76	0.08		(0.04)	0.04	(0.12)	(1.15)	(1.27)	17.53	0.07	17,317	0.97		0.98		0.45		46
Class Y
Six months ended 04/30/23	15.35	0.07		1.39	1.46	(0.16)	(0.50)	(0.66)	16.15	9.98	86,520	0.80	(d)	0.80	(d)	0.86	(d)	63
Year ended 10/31/22	22.01	0.14	(e)	(3.60)	(3.46)	(0.13)	(3.07)	(3.20)	15.35	(18.53)	87,804	0.77		0.77		0.83	(e)	52
Year ended 10/31/21	16.09	0.12		6.26	6.38	(0.14)	(0.32)	(0.46)	22.01	40.36	116,054	0.78		0.78		0.63		47
Year ended 10/31/20	17.88	0.15		1.04	1.19	(0.18)	(2.80)	(2.98)	16.09	7.03	81,404	0.82		0.82		0.95		45
Year ended 10/31/19	17.61	0.17		1.87 (f)	2.04	(0.12)	(1.65)	(1.77)	17.88	13.24 (f)	93,143	0.82		0.82		0.99		82
Year ended 10/31/18	18.84	0.11		(0.04)	0.07	(0.15)	(1.15)	(1.30)	17.61	0.23	101,885	0.82		0.83		0.60		46
Class R5
Six months ended 04/30/23	16.36	0.08		1.50	1.58	(0.17)	(0.50)	(0.67)	17.27	10.06	6,524	0.75	(d)	0.75	(d)	0.91	(d)	63
Year ended 10/31/22	23.25	0.16	(e)	(3.85)	(3.69)	(0.13)	(3.07)	(3.20)	16.36	(18.50)	6,555	0.75		0.75		0.85	(e)	52
Year ended 10/31/21	16.98	0.14		6.60	6.74	(0.15)	(0.32)	(0.47)	23.25	40.37	9,109	0.75		0.75		0.66		47
Year ended 10/31/20	18.71	0.17		1.09	1.26	(0.19)	(2.80)	(2.99)	16.98	7.11	7,511	0.76		0.76		1.01		45
Year ended 10/31/19	18.34	0.19		1.96 (f)	2.15	(0.13)	(1.65)	(1.78)	18.71	13.34 (f)	9,163	0.75		0.75		1.06		82
Year ended 10/31/18	19.58	0.13		(0.06)	0.07	(0.16)	(1.15)	(1.31)	18.34	0.25	12,018	0.76		0.77		0.66		46
Class R6
Six months ended 04/30/23	16.36	0.08		1.49	1.57	(0.18)	(0.50)	(0.68)	17.25	10.03	15,550	0.69	(d)	0.69	(d)	0.97	(d)	63
Year ended 10/31/22	23.24	0.17	(e)	(3.83)	(3.66)	(0.15)	(3.07)	(3.22)	16.36	(18.41)	14,327	0.68		0.68		0.92	(e)	52
Year ended 10/31/21	16.97	0.15		6.60	6.75	(0.16)	(0.32)	(0.48)	23.24	40.49	20,931	0.68		0.68		0.73		47
Year ended 10/31/20	18.70	0.18		1.09	1.27	(0.20)	(2.80)	(3.00)	16.97	7.19	16,553	0.69		0.69		1.08		45
Year ended 10/31/19	18.34	0.20		1.95 (f)	2.15	(0.14)	(1.65)	(1.79)	18.70	13.38 (f)	19,030	0.69		0.69		1.12		82
Year ended 10/31/18	19.58	0.14		(0.05)	0.09	(0.18)	(1.15)	(1.33)	18.34	0.34	20,404	0.69		0.70		0.73		46

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2022. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.06 and 0.32%, $(0.07) and (0.43)%, $0.02 and 0.07%, $0.08 and 0.42%, $0.10 and 0.57%, $0.12 and 0.59% and $0.13 and 0.66% for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(f)

Includes litigation proceeds received during the year. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $1.81, $1.68, $1.80, $1.82, $1.82, $1.91 and $1.90 for Class A, Class C, Class R, Class S, Class Y, Class R5, and Class R6 shares, respectively. Total returns would have been lower.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Charter Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Charter Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Charter Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

13	Invesco Charter Fund

consistent with the federal securities laws. For the six months ended April 30, 2023, the Fund paid the Adviser $5,556 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.695%

Next $4.05 billion	0.615%

Next $3.9 billion	0.570%

Next $1.8 billion	0.545%

Over $10 billion	0.520%

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $17,817.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14	Invesco Charter Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $49,603 in front-end sales commissions from the sale of Class A shares and $39 and $330 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $32,239 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,847,266,634	$52,151,019	$–	$2,899,417,653

Money Market Funds	40,179,874	95,641,344	–	135,821,218

Total Investments	$2,887,446,508	$147,792,363	$–	$3,035,238,871

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $48,727.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

15	Invesco Charter Fund

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $1,787,622,233 and $1,931,668,011, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$621,726,318

Aggregate unrealized (depreciation) of investments	(45,937,054)

Net unrealized appreciation of investments	$575,789,264

Cost of investments for tax purposes is $2,459,449,607.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,120,384	$17,262,485	2,731,948	$47,384,052

Class C	76,936	1,056,369	178,317	2,754,149

Class R	52,886	804,262	137,101	2,394,103

Class S	8,812	135,016	15,469	269,618

Class Y	533,572	8,278,249	1,119,532	19,144,631

Class R5	19,586	320,176	40,983	770,127

Class R6	109,511	1,788,148	354,798	7,566,199

Issued as reinvestment of dividends:
Class A	6,826,795	100,353,703	25,285,326	478,145,790

Class C	49,820	655,128	243,059	4,127,134

Class R	41,416	602,186	156,901	2,934,049

Class S	42,097	618,823	157,596	2,978,567

Class Y	194,031	2,865,844	666,800	12,669,201

Class R5	16,780	264,794	57,483	1,164,037

Class R6	34,066	536,873	154,923	3,132,535

Automatic conversion of Class C shares to Class A shares:
Class A	79,675	1,227,171	144,900	2,483,476

Class C	(89,199)	(1,227,171)	(161,690)	(2,483,476)

Reacquired:
Class A	(10,292,264)	(158,134,242)	(17,936,768)	(308,580,185)

Class C	(153,247)	(2,114,393)	(306,435)	(4,686,516)

Class R	(156,063)	(2,348,084)	(198,895)	(3,353,868)

Class S	(65,662)	(1,021,254)	(157,777)	(2,698,494)

Class Y	(1,090,549)	(16,576,008)	(1,339,703)	(22,939,174)

Class R5	(59,081)	(984,914)	(89,600)	(1,783,039)

Class R6	(117,932)	(1,961,378)	(534,264)	(9,615,210)

Net increase (decrease) in share activity	(2,817,630)	$(47,598,217)	10,720,004	$231,777,706

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Charter Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,098.50	$5.46	$1,019.59	$5.26	1.05%
Class C	1,000.00	1,094.90	9.35	1,015.87	9.00	1.80
Class R	1,000.00	1,097.30	6.76	1,018.35	6.51	1.30
Class S	1,000.00	1,098.40	4.94	1,020.08	4.76	0.95
Class Y	1,000.00	1,099.80	4.17	1,020.83	4.01	0.80
Class R5	1,000.00	1,100.60	3.91	1,021.08	3.76	0.75
Class R6	1,000.00	1,100.30	3.59	1,021.37	3.46	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Charter Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	CHT-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco Diversified Dividend Fund

Nasdaq:

A: LCEAX ∎ C: LCEVX ∎ R: DDFRX ∎ Y: LCEYX ∎ Investor: LCEIX ∎ R5: DDFIX ∎ R6: LCEFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.33%
Class C Shares	2.96
Class R Shares	3.24
Class Y Shares	3.46
Investor Class Shares	3.44
Class R5 Shares	3.53
Class R6 Shares	3.57
S&P 500 Index▼ (Broad Market Index)	8.63
Russell 1000 Value Index▼ (Style-Specific Index)	4.54
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	5.95
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Diversified Dividend Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges

Class A Shares
Inception (12/31/01)	7.25%
10 Years	7.50
5 Years	5.96
1 Year	-3.31

Class C Shares
Inception (12/31/01)	7.26%
10 Years	7.47
5 Years	6.37
1 Year	0.63

Class R Shares
Inception (10/25/05)	7.57%
10 Years	7.85
5 Years	6.90
1 Year	2.03

Class Y Shares
Inception (10/3/08)	9.19%
10 Years	8.38
5 Years	7.43
1 Year	2.56

Investor Class Shares
Inception (7/15/05)	7.57%
10 Years	8.18
5 Years	7.27
1 Year	2.41

Class R5 Shares
Inception (10/25/05)	8.17%
10 Years	8.44
5 Years	7.49
1 Year	2.61

Class R6 Shares
Inception (9/24/12)	9.57%
10 Years	8.54
5 Years	7.58
1 Year	2.68

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Diversified Dividend Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Diversified Dividend Fund

Schedule of Investments(a)

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.10%
Aerospace & Defense–2.56%
Raytheon Technologies Corp.	2,942,485	$293,954,251

Air Freight & Logistics–1.76%
United Parcel Service, Inc., Class B(b)	1,120,434	201,465,238

Apparel Retail–0.82%
TJX Cos., Inc. (The)	1,192,061	93,958,248

Apparel, Accessories & Luxury Goods–0.48%
Columbia Sportswear Co.	655,090	54,726,219

Application Software–1.09%
Intuit, Inc.(b)	281,945	125,169,483

Asset Management & Custody Banks–1.31%
State Street Corp.(b)	2,084,065	150,594,537

Building Products–0.97%
Trane Technologies PLC	598,189	111,149,498

Cable & Satellite–1.62%
Comcast Corp., Class A	4,495,497	185,978,711

Construction Machinery & Heavy Transportation Equipment– 0.69%
Caterpillar, Inc.	359,788	78,721,614

Consumer Finance–1.40%
American Express Co.	998,621	161,117,512

Consumer Staples Merchandise Retail–4.20%
Target Corp.	1,170,156	184,592,109

Walmart, Inc.	1,967,876	297,090,240

		481,682,349

Distillers & Vintners–0.98%
Constellation Brands, Inc., Class A	487,803	111,936,154

Diversified Banks–5.34%
Bank of America Corp.	8,529,245	249,736,293

Fifth Third Bancorp	2,442,511	63,993,788

PNC Financial Services Group, Inc. (The)	868,391	113,107,928

Wells Fargo & Co.	4,660,565	185,257,459

		612,095,468

Electric Utilities–2.80%
American Electric Power Co., Inc.	1,596,052	147,507,126

Entergy Corp.	1,618,172	174,082,944

		321,590,070

Electrical Components & Equipment–0.96%
ABB Ltd. (Switzerland)	3,065,798	110,657,321

Electronic Manufacturing Services–1.40%
TE Connectivity Ltd.(b)	1,308,777	160,155,041

Financial Exchanges & Data–3.02%
CME Group, Inc., Class A	846,036	157,168,108

	Shares	Value

Financial Exchanges & Data–(continued)
S&P Global, Inc.	522,042	$189,281,988

		346,450,096

Health Care Equipment–6.03%
Becton, Dickinson and Co.	886,210	234,234,165

Medtronic PLC	2,042,952	185,806,484

Stryker Corp.(b)	553,133	165,746,304

Zimmer Biomet Holdings, Inc.(b)	761,298	105,394,095

		691,181,048

Health Care Services–2.21%
CVS Health Corp.	3,459,500	253,615,945

Home Improvement Retail–1.49%
Lowe’s Cos., Inc.	821,252	170,680,803

Industrial Conglomerates–1.60%
General Electric Co.	1,851,654	183,258,196

Industrial Machinery & Supplies & Components–1.80%
Parker-Hannifin Corp.	637,221	207,020,358

Integrated Oil & Gas–5.64%
Chevron Corp.	2,247,811	378,935,978

Exxon Mobil Corp.	2,260,432	267,499,523

		646,435,501

Integrated Telecommunication Services–3.23%
Deutsche Telekom AG (Germany)	6,185,374	149,136,472

Verizon Communications, Inc.(b)	5,699,096	221,295,898

		370,432,370

Interactive Home Entertainment–0.70%
Electronic Arts, Inc.	630,752	80,282,115

Investment Banking & Brokerage–0.67%
Charles Schwab Corp. (The)	1,465,819	76,574,385

IT Consulting & Other Services–0.63%
Accenture PLC, Class A	256,616	71,926,899

Life Sciences Tools & Services–2.22%
Thermo Fisher Scientific, Inc.	459,255	254,840,599

Managed Health Care–1.28%
UnitedHealth Group, Inc.	297,567	146,429,745

Multi-line Insurance–1.30%
Hartford Financial Services Group, Inc. (The)	2,097,193	148,879,731

Multi-Utilities–2.87%
Dominion Energy, Inc.	2,726,796	155,809,124

Public Service Enterprise Group, Inc.	2,752,822	173,978,350

		329,787,474

Oil & Gas Exploration & Production–3.57%
ConocoPhillips	2,581,374	265,597,571

Pioneer Natural Resources Co.	664,147	144,485,180

		410,082,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Diversified Dividend Fund

	Shares	Value

Packaged Foods & Meats–2.09%
Kraft Heinz Co. (The)	2,928,008	$114,982,874

Nestle S.A.	973,813	124,853,437

		239,836,311

Paper & Plastic Packaging Products & Materials–0.50%
Avery Dennison Corp.(b)	332,472	58,009,715

Personal Care Products–0.95%
L’Oreal S.A. (France)	229,021	109,304,503

Pharmaceuticals–6.90%
Eli Lilly and Co.	287,001	113,612,216

Johnson & Johnson	2,409,791	394,482,787

Merck & Co., Inc.	2,454,175	283,383,587

		791,478,590

Property & Casualty Insurance–1.22%
Travelers Cos., Inc. (The)	771,216	139,698,066

Rail Transportation–1.21%
Union Pacific Corp.	711,493	139,239,180

Regional Banks–1.00%
M&T Bank Corp.(b)	915,686	115,193,299

Research & Consulting Services–0.56%
Booz Allen Hamilton Holding Corp.(b)	674,241	64,538,349

Restaurants–3.00%
McDonald’s Corp.	633,989	187,502,247

Starbucks Corp.	1,370,638	156,650,217

		344,152,464

Semiconductor Materials & Equipment–1.24%
Lam Research Corp.	270,625	141,829,150

Semiconductors–1.68%
Analog Devices, Inc.(b)	641,277	115,352,907

Broadcom, Inc.	123,447	77,339,545

		192,692,452

Soft Drinks & Non-alcoholic Beverages–1.37%
Coca-Cola Co. (The)	2,452,117	157,303,306

Specialty Chemicals–2.40%
DuPont de Nemours, Inc.	2,292,079	159,803,748

PPG Industries, Inc.	824,189	115,600,749

		275,404,497

Investment Abbreviations:

REIT - Real Estate Investment Trust

	Shares	Value

Systems Software–2.67%
Microsoft Corp.	997,763	$306,572,659

Telecom Tower REITs–1.10%
Crown Castle, Inc.(b)	1,023,061	125,928,578

Timber REITs–0.72%
Weyerhaeuser Co.	2,744,893	82,099,750

Transaction & Payment Processing Services–1.85%
Visa, Inc., Class A(b)	909,971	211,777,551

Total Common Stocks & Other Equity Interests (Cost $8,790,688,658)		11,137,888,150

Money Market Funds–1.70%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)(d)	68,091,592	68,091,592

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(c)(d)	48,613,449	48,628,034

Invesco Treasury Portfolio, Institutional Class, 4.77%(c)(d)	77,818,962	77,818,962

Total Money Market Funds (Cost $194,535,302)		194,538,588

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.80% (Cost $8,985,223,960)		11,332,426,738

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.76%
Invesco Private Government Fund, 4.83%(c)(d)(e)	88,605,272	88,605,272

Invesco Private Prime Fund, 4.99%(c)(d)(e)	227,842,128	227,842,128

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $316,450,300)		316,447,400

TOTAL INVESTMENTS IN SECURITIES–101.56% (Cost $9,301,674,260)		11,648,874,138

OTHER ASSETS LESS LIABILITIES–(1.56)%		(178,938,774)

NET ASSETS–100.00%		$11,469,935,364

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Diversified Dividend Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$89,412,768	$439,345,415	$(460,666,591)	$-	$-	$68,091,592	$2,031,802
Invesco Liquid Assets Portfolio, Institutional Class	39,822,509	313,818,154	(305,017,051)	(16,954)	21,376	48,628,034	1,361,223
Invesco Treasury Portfolio, Institutional Class	92,817,076	502,109,045	(517,107,159)	-	-	77,818,962	2,269,663
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	108,114,666	409,169,271	(428,678,665)	-	-	88,605,272	1,565,502*
Invesco Private Prime Fund	277,932,348	890,200,656	(940,273,371)	(2,310)	(15,195)	227,842,128	4,288,551*
Total	$608,099,367	$2,554,642,541	$(2,651,742,837)	$(19,264)	$6,181	$510,985,988	$11,516,741

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Health Care	18.64%

Financials	17.11

Industrials	12.12

Consumer Staples	9.59

Energy	9.21

Information Technology	8.70

Consumer Discretionary	5.78

Utilities	5.68

Communication Services	5.55

Materials	2.91

Real Estate	1.81

Money Market Funds Plus Other Assets Less Liabilities	2.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Diversified Dividend Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $8,790,688,658)*	$11,137,888,150

Investments in affiliated money market funds, at value (Cost $510,985,602)	510,985,988

Foreign currencies, at value (Cost $3,608,650)	3,603,979

Receivable for:
Investments sold	123,709,160

Fund shares sold	3,409,676

Dividends	22,560,748

Investment for trustee deferred compensation and retirement plans	597,183

Other assets	182,723

Total assets	11,802,937,607

Liabilities:
Payable for:
Fund shares reacquired	10,790,030

Amount due custodian	38,826

Collateral upon return of securities loaned	316,450,300

Accrued fees to affiliates	4,792,081

Accrued trustees’ and officers’ fees and benefits	1,362

Accrued other operating expenses	170,562

Trustee deferred compensation and retirement plans	759,082

Total liabilities	333,002,243

Net assets applicable to shares outstanding	$11,469,935,364

Net assets consist of:

Shares of beneficial interest	$8,468,883,935

Distributable earnings	3,001,051,429

$11,469,935,364

Net Assets:

Class A	$3,881,801,005

Class C	$198,558,487

Class R	$131,805,487

Class Y	$1,227,009,639

Investor Class	$1,536,434,644

Class R5	$1,978,428,780

Class R6	$2,515,897,322

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	218,662,292

Class C	11,376,695

Class R	7,388,598

Class Y	69,036,907

Investor Class	86,582,662

Class R5	111,472,074

Class R6	141,753,381

Class A:
Net asset value per share	$17.75

Maximum offering price per share (Net asset value of $17.75 ÷ 94.50%)	$18.78

Class C:
Net asset value and offering price per share	$17.45

Class R:
Net asset value and offering price per share	$17.84

Class Y:
Net asset value and offering price per share	$17.77

Investor Class:
Net asset value and offering price per share	$17.75

Class R5:
Net asset value and offering price per share	$17.75

Class R6:
Net asset value and offering price per share	$17.75

* At April 30, 2023, securities with an aggregate value of $314,511,468 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Diversified Dividend Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $906,584)	$156,220,330

Dividends from affiliates (includes net securities lending income of $237,606)	5,900,294

Total investment income	162,120,624

Expenses:
Advisory fees	23,836,306

Administrative services fees	827,655

Custodian fees	39,546

Distribution fees:
Class A	4,856,473

Class C	1,044,514

Class R	337,886

Investor Class	1,224,240

Transfer agent fees – A, C, R, Y and Investor	4,552,424

Transfer agent fees – R5	1,000,357

Transfer agent fees – R6	398,709

Trustees’ and officers’ fees and benefits	42,718

Registration and filing fees	150,744

Reports to shareholders	347,378

Professional services fees	98,529

Other	69,619

Total expenses	38,827,098

Less: Fees waived and/or expense offset arrangement(s)	(198,526)

Net expenses	38,628,572

Net investment income	123,492,052

Realized and unrealized gain (loss) from:

Net realized gain from:
Unaffiliated investment securities	641,277,420

Affiliated investment securities	6,181

Foreign currencies	78,225

641,361,826

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(368,479,221)

Affiliated investment securities	(19,264)

Foreign currencies	1,094,015

(367,404,470)

Net realized and unrealized gain	273,957,356

Net increase in net assets resulting from operations	$397,449,408

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:
Net investment income	$123,492,052	$248,392,048

Net realized gain	641,361,826	1,333,391,446

Change in net unrealized appreciation (depreciation)	(367,404,470)	(1,656,021,601)

Net increase (decrease) in net assets resulting from operations	397,449,408	(74,238,107)

Distributions to shareholders from distributable earnings:

Class A	(397,764,797)	(674,862,768)

Class C	(21,442,660)	(41,366,380)

Class R	(13,717,228)	(28,971,039)

Class Y	(127,294,877)	(229,980,426)

Investor Class	(159,559,549)	(275,395,075)

Class R5	(211,789,430)	(453,603,539)

Class R6	(278,060,428)	(555,524,110)

Total distributions from distributable earnings	(1,209,628,969)	(2,259,703,337)

Share transactions–net:

Class A	226,186,480	348,219,065

Class C	(6,630,463)	(10,264,367)

Class R	3,867,055	(26,859,379)

Class Y	35,843,067	(112,290,773)

Investor Class	78,074,252	111,367,979

Class R5	93,631,851	(569,771,344)

Class R6	(183,965)	(343,382,490)

Net increase (decrease) in net assets resulting from share transactions	430,788,277	(602,981,309)

Net increase (decrease) in net assets	(381,391,284)	(2,936,922,753)

Net assets:

Beginning of period	11,851,326,648	14,788,249,401

End of period	$11,469,935,364	$11,851,326,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Diversified Dividend Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/23	$19.08	$0.18	$ 0.44	$ 0.62	$(0.17)	$(1.78)	$(1.95)	$17.75	3.33%		$3,881,801	0.82	%(d)	0.82	%(d)	1.97	%(d)	14%
Year ended 10/31/22	22.89	0.35	(0.56)	(0.21)	(0.37)	(3.23)	(3.60)	19.08	(0.90)		3,923,162	0.82		0.82		1.76		39
Year ended 10/31/21	17.82	0.37	5.43	5.80	(0.43)	(0.30)	(0.73)	22.89	33.06		4,287,951	0.81		0.81		1.73		34
Year ended 10/31/20	20.50	0.43	(2.07)	(1.64)	(0.46)	(0.58)	(1.04)	17.82	(8.28)		3,599,794	0.83		0.83		2.30		8
Year ended 10/31/19	19.55	0.47	1.89	2.36	(0.51)	(0.90)	(1.41)	20.50	12.94		4,995,726	0.81		0.82		2.45		5
Year ended 10/31/18	20.18	0.44	(0.49)	(0.05)	(0.43)	(0.15)	(0.58)	19.55	(0.28)		4,979,893	0.79		0.80		2.17		10
Class C
Six months ended 04/30/23	18.78	0.11	0.44	0.55	(0.10)	(1.78)	(1.88)	17.45	2.96		198,558	1.57	(d)	1.57	(d)	1.22	(d)	14
Year ended 10/31/22	22.57	0.20	(0.55)	(0.35)	(0.21)	(3.23)	(3.44)	18.78	(1.63)		220,377	1.57		1.57		1.01		39
Year ended 10/31/21	17.58	0.21	5.34	5.55	(0.26)	(0.30)	(0.56)	22.57	32.02		276,023	1.56		1.56		0.98		34
Year ended 10/31/20	20.22	0.29	(2.04)	(1.75)	(0.31)	(0.58)	(0.89)	17.58	(8.96)		300,883	1.58		1.58		1.55		8
Year ended 10/31/19	19.30	0.32	1.86	2.18	(0.36)	(0.90)	(1.26)	20.22	12.08		449,838	1.56		1.57		1.70		5
Year ended 10/31/18	19.92	0.28	(0.47)	(0.19)	(0.28)	(0.15)	(0.43)	19.30	(1.01)		634,394	1.54		1.55		1.42		10
Class R
Six months ended 04/30/23	19.16	0.16	0.45	0.61	(0.15)	(1.78)	(1.93)	17.84	3.24		131,805	1.07	(d)	1.07	(d)	1.72	(d)	14
Year ended 10/31/22	22.97	0.30	(0.56)	(0.26)	(0.32)	(3.23)	(3.55)	19.16	(1.15)		137,274	1.07		1.07		1.51		39
Year ended 10/31/21	17.89	0.32	5.44	5.76	(0.38)	(0.30)	(0.68)	22.97	32.66		193,353	1.06		1.06		1.48		34
Year ended 10/31/20	20.57	0.38	(2.07)	(1.69)	(0.41)	(0.58)	(0.99)	17.89	(8.48)		179,293	1.08		1.08		2.05		8
Year ended 10/31/19	19.61	0.43	1.89	2.32	(0.46)	(0.90)	(1.36)	20.57	12.69		255,482	1.06		1.07		2.20		5
Year ended 10/31/18	20.24	0.39	(0.49)	(0.10)	(0.38)	(0.15)	(0.53)	19.61	(0.52)		306,070	1.04		1.05		1.92		10
Class Y
Six months ended 04/30/23	19.10	0.20	0.44	0.64	(0.19)	(1.78)	(1.97)	17.77	3.46		1,227,010	0.57	(d)	0.57	(d)	2.22	(d)	14
Year ended 10/31/22	22.91	0.40	(0.56)	(0.16)	(0.42)	(3.23)	(3.65)	19.10	(0.64)		1,275,341	0.57		0.57		2.01		39
Year ended 10/31/21	17.84	0.43	5.42	5.85	(0.48)	(0.30)	(0.78)	22.91	33.35		1,620,295	0.56		0.56		1.98		34
Year ended 10/31/20	20.53	0.48	(2.08)	(1.60)	(0.51)	(0.58)	(1.09)	17.84	(8.07)		1,589,496	0.58		0.58		2.55		8
Year ended 10/31/19	19.57	0.52	1.90	2.42	(0.56)	(0.90)	(1.46)	20.53	13.27		2,547,134	0.56		0.57		2.70		5
Year ended 10/31/18	20.20	0.49	(0.49)	0.00	(0.48)	(0.15)	(0.63)	19.57	(0.03)		2,844,688	0.54		0.55		2.42		10
Investor Class
Six months ended 04/30/23	19.07	0.18	0.46	0.64	(0.18)	(1.78)	(1.96)	17.75	3.44	(e)	1,536,435	0.73	(d)(e)	0.73	(d)(e)	2.06	(d)(e)	14
Year ended 10/31/22	22.88	0.37	(0.56)	(0.19)	(0.39)	(3.23)	(3.62)	19.07	(0.81	)(e)	1,565,529	0.73	(e)	0.73	(e)	1.85	(e)	39
Year ended 10/31/21	17.82	0.40	5.41	5.81	(0.45)	(0.30)	(0.75)	22.88	33.11	(e)	1,742,672	0.70	(e)	0.70	(e)	1.84	(e)	34
Year ended 10/31/20	20.49	0.44	(2.06)	(1.62)	(0.47)	(0.58)	(1.05)	17.82	(8.17	)(e)	1,489,011	0.77	(e)	0.77	(e)	2.36	(e)	8
Year ended 10/31/19	19.54	0.49	1.88	2.37	(0.52)	(0.90)	(1.42)	20.49	13.00	(e)	1,817,251	0.74	(e)	0.75	(e)	2.52	(e)	5
Year ended 10/31/18	20.16	0.45	(0.48)	(0.03)	(0.44)	(0.15)	(0.59)	19.54	(0.19	)(e)	1,815,421	0.74	(e)	0.75	(e)	2.22	(e)	10
Class R5
Six months ended 04/30/23	19.07	0.20	0.46	0.66	(0.20)	(1.78)	(1.98)	17.75	3.53		1,978,429	0.54	(d)	0.54	(d)	2.25	(d)	14
Year ended 10/31/22	22.89	0.41	(0.57)	(0.16)	(0.43)	(3.23)	(3.66)	19.07	(0.66)		2,027,303	0.53		0.53		2.05		39
Year ended 10/31/21	17.82	0.43	5.43	5.86	(0.49)	(0.30)	(0.79)	22.89	33.45		3,062,152	0.52		0.52		2.02		34
Year ended 10/31/20	20.50	0.49	(2.07)	(1.58)	(0.52)	(0.58)	(1.10)	17.82	(7.98)		3,107,721	0.52		0.52		2.61		8
Year ended 10/31/19	19.55	0.54	1.88	2.42	(0.57)	(0.90)	(1.47)	20.50	13.29		3,915,168	0.50		0.51		2.76		5
Year ended 10/31/18	20.18	0.50	(0.49)	0.01	(0.49)	(0.15)	(0.64)	19.55	0.02		3,715,586	0.50		0.51		2.46		10
Class R6
Six months ended 04/30/23	19.07	0.21	0.45	0.66	(0.20)	(1.78)	(1.98)	17.75	3.57		2,515,897	0.47	(d)	0.47	(d)	2.32	(d)	14
Year ended 10/31/22	22.89	0.42	(0.57)	(0.15)	(0.44)	(3.23)	(3.67)	19.07	(0.58)		2,702,340	0.46		0.46		2.12		39
Year ended 10/31/21	17.83	0.45	5.42	5.87	(0.51)	(0.30)	(0.81)	22.89	33.49		3,605,804	0.43		0.43		2.11		34
Year ended 10/31/20	20.51	0.50	(2.07)	(1.57)	(0.53)	(0.58)	(1.11)	17.83	(7.88)		4,024,875	0.43		0.43		2.70		8
Year ended 10/31/19	19.55	0.55	1.90	2.45	(0.59)	(0.90)	(1.49)	20.51	13.44		5,197,717	0.41		0.42		2.85		5
Year ended 10/31/18	20.19	0.51	(0.49)	0.02	(0.51)	(0.15)	(0.66)	19.55	0.07		5,905,494	0.40		0.41		2.56		10

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.16%, 0.16%, 0.14%, 0.19%, 0.18% and 0.20% for the six months ended April 30, 2023 and for the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Diversified Dividend Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Diversified Dividend Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

13	Invesco Diversified Dividend Fund

consistent with the federal securities laws. For the six months ended April 30, 2023, the Fund paid the Adviser $18,849 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.600%

Next $350 million	0.550%

Next $1.3 billion	0.500%

Next $2 billion	0.450%

Next $2 billion	0.400%

Next $2 billion	0.375%

Over $8 billion	0.350%

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $158,541.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

14	Invesco Diversified Dividend Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $185,180 in front-end sales commissions from the sale of Class A shares and $12,108 and $4,317 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $33,195 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$10,643,936,417	$493,951,733	$–	$11,137,888,150

Money Market Funds	194,538,588	316,447,400	–	510,985,988

Total Investments	$10,838,475,005	$810,399,133	$–	$11,648,874,138

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $39,985.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

15	Invesco Diversified Dividend Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $1,593,198,089 and $2,345,426,657, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,682,140,847

Aggregate unrealized (depreciation) of investments	(340,706,625)

Net unrealized appreciation of investments	$2,341,434,222

Cost of investments for tax purposes is $9,307,439,916.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2023(a)		Year ended October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	9,534,469	$170,988,183	18,751,577	$369,082,787

Class C	661,099	11,661,641	1,203,766	23,334,516

Class R	761,101	13,775,042	1,555,928	30,996,601

Class Y	8,704,395	156,451,531	16,093,032	312,068,013

Investor Class	657,028	11,871,027	2,221,885	43,366,695

Class R5	6,529,543	119,171,554	11,348,686	225,523,677

Class R6	9,931,477	178,981,876	22,298,306	437,348,946

Issued as reinvestment of dividends:
Class A	20,610,946	364,965,452	31,995,049	618,475,492

Class C	1,131,632	19,745,813	1,962,707	37,414,143

Class R	769,719	13,703,576	1,490,300	28,962,413

Class Y	5,719,104	101,377,567	9,831,220	190,171,691

Investor Class	8,085,598	143,074,905	12,786,098	247,014,620

Class R5	11,957,488	211,546,919	23,454,211	453,297,676

Class R6	15,371,922	271,912,716	28,261,580	546,061,215

Automatic conversion of Class C shares to Class A shares:
Class A	754,029	13,502,316	1,582,374	31,071,142

Class C	(766,841)	(13,502,316)	(1,607,511)	(31,071,142)

Reacquired:
Class A	(17,892,656)	(323,269,471)	(34,039,851)	(670,410,356)

Class C	(1,384,288)	(24,535,601)	(2,052,005)	(39,941,884)

Class R	(1,306,905)	(23,611,563)	(4,299,947)	(86,818,393)

Class Y	(12,167,191)	(221,986,031)	(29,866,402)	(614,530,477)

Investor Class	(4,252,429)	(76,871,680)	(9,074,173)	(179,013,336)

Class R5	(13,301,911)	(237,086,622)	(62,321,760)	(1,248,592,697)

Class R6	(25,224,615)	(451,078,557)	(66,433,518)	(1,326,792,651)

Net increase (decrease) in share activity	24,882,714	$430,788,277	(24,858,448)	$(602,981,309)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/23)[1]	Expenses Paid During Period	Ending Account Value (04/30/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,033.30	$4.13	$1,020.73	$4.11	0.82%
Class C	1,000.00	1,029.60	7.90	1,017.01	7.85	1.57
Class R	1,000.00	1,032.40	5.39	1,019.49	5.36	1.07
Class Y	1,000.00	1,034.60	2.88	1,021.97	2.86	0.57
Investor Class	1,000.00	1,034.40	3.68	1,021.17	3.66	0.73
Class R5	1,000.00	1,035.30	2.73	1,022.12	2.71	0.54
Class R6	1,000.00	1,035.70	2.37	1,022.46	2.36	0.47

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Diversified Dividend Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at

invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	DDI-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco Main Street Fund®

Nasdaq:

A: MSIGX ∎ C: MIGCX ∎ R: OMGNX ∎ Y: MIGYX ∎ R5: MSJFX ∎ R6: OMSIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE  |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.26%
Class C Shares	9.84
Class R Shares	10.08
Class Y Shares	10.38
Class R5 Shares	10.41
Class R6 Shares	10.39
S&P 500 Index▼	8.63

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Main Street Fund®

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges

Class A Shares
Inception (2/3/88)	10.76%
10 Years	10.01
5 Years	8.64
1 Year	-3.21

Class C Shares
Inception (12/1/93)	8.21%
10 Years	9.97
5 Years	9.04
1 Year	0.65

Class R Shares
Inception (3/1/01)	6.52%
10 Years	10.35
5 Years	9.58
1 Year	2.14

Class Y Shares
Inception (11/1/96)	8.07%
10 Years	10.90
5 Years	10.13
1 Year	2.64

Class R5 Shares
10 Years	10.78%
5 Years	10.16
1 Year	2.74

Class R6 Shares
Inception (12/29/11)	12.12%
10 Years	11.06
5 Years	10.25
1 Year	2.71

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Fund®, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Fund®. Note: The Fund was subsequently renamed the Invesco Main Street Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Main Street Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Main Street Fund®

Schedule of Investments(a)

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.76%
Advertising–0.98%
Interpublic Group of Cos., Inc. (The)(b)	2,487,872	$88,891,667

Aerospace & Defense–1.67%
Lockheed Martin Corp.	209,911	97,493,164

Raytheon Technologies Corp.	531,716	53,118,428

		150,611,592

Agricultural & Farm Machinery–0.94%
Deere & Co.	224,853	84,998,931

Air Freight & Logistics–2.40%
United Parcel Service, Inc., Class B	1,205,492	216,759,517

Application Software–1.98%
Manhattan Associates, Inc.(c)	236,706	39,217,450

Synopsys, Inc.(c)	195,574	72,620,538

Tyler Technologies, Inc.(b)(c)	175,659	66,580,031

		178,418,019

Automobile Manufacturers–0.26%
General Motors Co.	702,529	23,211,558

Automotive Parts & Equipment–0.88%
Mobileye Global, Inc., Class A (Israel)(b)(c)	2,115,736	79,636,303

Automotive Retail–1.47%
O’Reilly Automotive, Inc.(c)	50,966	46,751,621

Valvoline, Inc.(b)	2,499,510	86,358,071

		133,109,692

Biotechnology–2.41%
Gilead Sciences, Inc.	1,722,131	141,576,389

Seagen, Inc.(c)	380,092	76,018,400

		217,594,789

Broadline Retail–1.46%
Amazon.com, Inc.(c)	1,254,456	132,282,385

Commercial & Residential Mortgage Finance–0.42%
Rocket Cos., Inc., Class A(b)(c)	4,284,044	38,170,832

Communications Equipment–0.17%
Motorola Solutions, Inc.	52,536	15,308,990

Construction Materials–1.01%
Vulcan Materials Co.	520,970	91,232,266

Consumer Finance–2.94%
American Express Co.	1,068,868	172,451,163

Capital One Financial Corp.	957,158	93,131,473

		265,582,636

Distillers & Vintners–2.00%
Constellation Brands, Inc., Class A	786,806	180,548,373

Diversified Banks–3.19%
JPMorgan Chase & Co.	2,080,945	287,669,837

	Shares	Value

Diversified Financial Services–1.67%
Equitable Holdings, Inc.	5,795,024	$150,612,674

Electric Utilities–0.98%
FirstEnergy Corp.	2,217,392	88,252,202

Electrical Components & Equipment–0.88%
Hubbell, Inc.(b)	295,511	79,587,023

Financial Exchanges & Data–1.66%
Intercontinental Exchange, Inc.	1,377,278	150,026,893

Health Care Equipment–2.27%
Boston Scientific Corp.(c)	1,189,804	62,012,585

Zimmer Biomet Holdings, Inc.	1,035,907	143,410,965

		205,423,550

Health Care Facilities–2.78%
HCA Healthcare, Inc.	495,042	142,240,418

Tenet Healthcare Corp.(c)	1,480,613	108,558,545

		250,798,963

Hotels, Resorts & Cruise Lines–1.13%
Airbnb, Inc., Class A(c)	851,452	101,893,261

Household Products–0.55%
Clorox Co. (The)	298,828	49,491,893

Industrial Machinery & Supplies & Components–2.00%
Otis Worldwide Corp.	2,113,468	180,278,820

Industrial REITs–2.67%
Prologis, Inc.	1,926,856	241,338,714

Insurance Brokers–0.61%
Arthur J. Gallagher & Co.	264,620	55,056,837

Integrated Oil & Gas–3.80%
Exxon Mobil Corp.	2,899,701	343,150,616

Interactive Home Entertainment–0.17%
Electronic Arts, Inc.	117,281	14,927,526

Interactive Media & Services–5.23%
Alphabet, Inc., Class A(c)	1,847,557	198,316,768

Meta Platforms, Inc., Class A(c)	1,141,134	274,237,323

		472,554,091

Investment Banking & Brokerage–1.22%
Charles Schwab Corp. (The)	2,108,477	110,146,838

IT Consulting & Other Services–0.85%
Amdocs Ltd.	839,157	76,573,076

Managed Health Care–1.65%
UnitedHealth Group, Inc.	302,208	148,713,535

Movies & Entertainment–1.41%
Netflix, Inc.(c)	387,000	127,682,910

Multi-Utilities–1.35%
Dominion Energy, Inc.	2,132,108	121,828,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Main Street Fund®

	Shares	Value

Oil & Gas Storage & Transportation–0.73%
Cheniere Energy, Inc.	97,608	$14,934,024

Magellan Midstream Partners L.P.	906,794	50,599,105

		65,533,129

Passenger Ground Transportation–0.49%
Uber Technologies, Inc.(c)	1,426,793	44,301,923

Personal Care Products–0.44%
Coty, Inc., Class A(b)(c)	3,341,744	39,666,501

Pharmaceuticals–5.34%
AstraZeneca PLC, ADR (United Kingdom)(b)	1,818,390	133,142,516

Catalent, Inc.(b)(c)	824,097	41,303,742

Eli Lilly and Co.	409,520	162,112,587

Merck & Co., Inc.	1,261,275	145,639,424

		482,198,269

Property & Casualty Insurance–0.21%
Allstate Corp. (The)	161,847	18,735,409

Rail Transportation–0.38%
Union Pacific Corp.	173,509	33,955,711

Regional Banks–0.50%
Columbia Banking System, Inc.(b)	2,110,680	45,084,125

Research & Consulting Services–1.26%
Equifax, Inc.(b)	545,129	113,593,981

Restaurants–1.64%
Starbucks Corp.	1,293,536	147,838,229

Semiconductor Materials & Equipment–1.23%
Applied Materials, Inc.	984,921	111,325,621

Semiconductors–4.44%
Advanced Micro Devices, Inc.(b)(c)	1,456,709	130,186,083

Monolithic Power Systems, Inc.	163,668	75,609,706

NVIDIA Corp.	186,418	51,729,131

QUALCOMM, Inc.	811,335	94,763,928

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	577,049	48,645,231

		400,934,079

Soft Drinks & Non-alcoholic Beverages–3.33%
Coca-Cola Co. (The)	2,028,026	130,097,868

PepsiCo, Inc.	892,364	170,343,364

		300,441,232

Specialty Chemicals–0.70%
DuPont de Nemours, Inc.	907,323	63,258,560

Systems Software–8.49%
Crowdstrike Holdings, Inc., Class A(c)	243,166	29,192,078

Investment Abbreviations:

ADR  – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Systems Software–(continued)
Microsoft Corp.	2,019,076	$620,381,292

ServiceNow, Inc.(c)	254,784	117,052,865

		766,626,235

Technology Hardware, Storage & Peripherals–5.82%
Apple, Inc.	3,099,069	525,850,028

Telecom Tower REITs–0.62%
American Tower Corp.	275,698	56,349,914

Tobacco–0.81%
British American Tobacco PLC, ADR (United Kingdom)(b)	1,982,573	73,454,330

Transaction & Payment Processing Services–4.40%
Fiserv, Inc.(c)	1,052,220	128,497,106

Mastercard, Inc., Class A	412,987	156,947,450

Visa, Inc., Class A(b)	482,320	112,250,334

		397,694,890

Wireless Telecommunication Services–0.87%
T-Mobile US, Inc.(c)	546,666	78,665,237

Total Common Stocks & Other Equity Interests (Cost $7,123,714,447)		8,917,872,863

Money Market Funds–0.86%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(d)(e)	26,898,792	26,898,792

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(d)(e)	19,575,515	19,581,388

Invesco Treasury Portfolio, Institutional Class, 4.77%(d)(e)	30,741,477	30,741,477

Total Money Market Funds (Cost $77,219,489)		77,221,657

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $7,200,933,936)		8,995,094,520

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.99%
Invesco Private Government Fund, 4.83%(d)(e)(f)	75,612,736	75,612,736

Invesco Private Prime Fund, 4.99%(d)(e)(f)	194,432,750	194,432,750

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $270,048,019)		270,045,486

TOTAL INVESTMENTS IN SECURITIES–102.61% (Cost $7,470,981,955)		9,265,140,006

OTHER ASSETS LESS LIABILITIES–(2.61)%		(235,385,700)

NET ASSETS–100.00%		$9,029,754,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Main Street Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$75,624,027	$307,614,482	$(356,339,717)	$-	$-	$26,898,792	$766,629
Invesco Liquid Assets Portfolio, Institutional Class	54,378,030	219,724,630	(254,528,368)	(4,635)	11,731	19,581,388	572,663
Invesco Treasury Portfolio, Institutional Class	86,427,459	351,559,408	(407,245,390)	-	-	30,741,477	876,370
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	38,220,527	306,817,914	(269,425,705)	-	-	75,612,736	1,217,936*
Invesco Private Prime Fund	98,267,279	637,652,967	(541,465,232)	(8,335)	(13,929)	194,432,750	3,314,894*
Total	$352,917,322	$1,823,369,401	$(1,829,004,412)	$(12,970)	$(2,198)	$347,267,143	$6,748,492

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition
By sector, based on Net Assets as of April 30, 2023

Information Technology	22.98%
Financials	16.82
Health Care	14.45
Industrials	10.01
Communication Services	8.67
Consumer Staples	7.13
Consumer Discretionary	6.84
Energy	4.53
Real Estate	3.30
Utilities	2.33
Materials	1.71
Money Market Funds Plus Other Assets Less Liabilities	1.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Main Street Fund®

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $7,123,714,447)*	$8,917,872,863

Investments in affiliated money market funds, at value (Cost $347,267,508)	347,267,143

Cash	2,984,982

Foreign currencies, at value (Cost $193)	180

Receivable for:
Investments sold	103,567,060

Fund shares sold	1,662,086

Dividends	6,086,364

Investment for trustee deferred compensation and retirement plans	704,931

Other assets	89,266

Total assets	9,380,234,875

Liabilities:
Payable for:
Investments purchased	72,081,156

Fund shares reacquired	3,814,145

Collateral upon return of securities loaned	270,048,019

Accrued fees to affiliates	3,685,191

Accrued trustees’ and officers’ fees and benefits	2,547

Accrued other operating expenses	144,580

Trustee deferred compensation and retirement plans	704,931

Total liabilities	350,480,569

Net assets applicable to shares outstanding	$9,029,754,306

Net assets consist of:
Shares of beneficial interest	$6,895,047,745

Distributable earnings	2,134,706,561

$9,029,754,306

Net Assets:
Class A	$7,733,801,632

Class C	$208,145,718

Class R	$252,153,393

Class Y	$434,321,917

Class R5	$10,403

Class R6	$401,321,243

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	163,026,742

Class C	4,884,069

Class R	5,509,184

Class Y	9,247,559

Class R5	218

Class R6	8,549,168

Class A:
Net asset value per share	$47.44

Maximum offering price per share (Net asset value of $47.44 ÷ 94.50%)	$50.20

Class C:
Net asset value and offering price per share	$42.62

Class R:
Net asset value and offering price per share	$45.77

Class Y:
Net asset value and offering price per share	$46.97

Class R5:
Net asset value and offering price per share	$47.72

Class R6:
Net asset value and offering price per share	$46.94

*	At April 30, 2023, securities with an aggregate value of $269,960,833 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street Fund®

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $77,038)	$69,754,643

Dividends from affiliated money market funds (includes net securities lending income of $543,947)	2,759,609

Total investment income	72,514,252

Expenses:
Advisory fees	19,306,569

Administrative services fees	627,379

Custodian fees	23,547

Distribution fees:
Class A	8,495,764

Class C	1,032,390

Class R	596,498

Transfer agent fees – A, C, R and Y	4,579,465

Transfer agent fees – R5	2

Transfer agent fees – R6	64,654

Trustees’ and officers’ fees and benefits	32,578

Registration and filing fees	176,153

Reports to shareholders	176,930

Professional services fees	81,044

Other	62,282

Total expenses	35,255,255

Less: Fees waived and/or expense offset arrangement(s)	(201,406)

Net expenses	35,053,849

Net investment income	37,460,403

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	418,551,425

Affiliated investment securities	(2,198)

Foreign currencies	(32,362)

418,516,865

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	398,964,472

Affiliated investment securities	(12,970)

Foreign currencies	40,204

398,991,706

Net realized and unrealized gain	817,508,571

Net increase in net assets resulting from operations	$854,968,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street Fund®

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30,	October 31,
	2023	2022

Operations:
Net investment income	$37,460,403	$73,208,098

Net realized gain	418,516,865	297,135,019

Change in net unrealized appreciation (depreciation)	398,991,706	(2,425,602,174)

Net increase (decrease) in net assets resulting from operations	854,968,974	(2,055,259,057)

Distributions to shareholders from distributable earnings:
Class A	(327,396,739)	(1,603,979,146)

Class C	(8,337,822)	(52,532,693)

Class R	(10,092,630)	(49,150,979)

Class Y	(20,377,148)	(100,034,120)

Class R5	(479)	(2,431)

Class R6	(18,336,707)	(90,806,951)

Total distributions from distributable earnings	(384,541,525)	(1,896,506,320)

Share transactions–net:
Class A	(11,172,117)	886,846,432

Class C	(9,297,640)	5,923,610

Class R	7,329,696	44,289,761

Class Y	(21,315,799)	41,797,114

Class R6	371,912	22,274,427

Net increase (decrease) in net assets resulting from share transactions	(34,083,948)	1,001,131,344

Net increase (decrease) in net assets	436,343,501	(2,950,634,033)

Net assets:
Beginning of period	8,593,410,805	11,544,044,838

End of period	$9,029,754,306	$8,593,410,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/23	$45.05	$ 0.19	$ 4.23	$ 4.42	$(0.47)	$ (1.56)	$ (2.03)	$47.44	10.26	%(e)	$7,733,802	0.81	%(e)(f)	0.81	%(e)(f)	0.86	%(e)(f)	36%
Year ended 10/31/22	66.18	0.38	(10.59)	(10.21)	(0.38)	(10.54)	(10.92)	45.05	(18.61	)(e)	7,340,263	0.80	(e)	0.80	(e)	0.73	(e)	52
Year ended 10/31/21	48.70	0.35	18.82	19.17	(0.44)	(1.25)	(1.69)	66.18	40.26	(e)	9,808,667	0.82	(e)	0.82	(e)	0.58	(e)	47
Year ended 10/31/20	49.26	0.44	3.08	3.52	(0.43)	(3.65)	(4.08)	48.70	7.38	(e)	7,502,604	0.83	(e)	0.83	(e)	0.93	(e)	37
Two months ended 10/31/19	48.16	0.07	1.03	1.10	–	–	–	49.26	2.28		7,681,783	0.85	(f)	0.85	(f)	0.81	(f)	7
Year ended 08/31/19	54.31	0.49	1.14	1.63	(0.49)	(7.29)	(7.78)	48.16	5.14		7,625,507	0.88		0.88		1.03		49
Year ended 08/31/18	52.61	0.45	5.08	5.53	(0.55)	(3.28)	(3.83)	54.31	10.99		7,579,158	0.90		0.90		0.87		56
Class C
Six months ended 04/30/23	40.46	0.02	3.79	3.81	(0.09)	(1.56)	(1.65)	42.62	9.81		208,146	1.58	(f)	1.58	(f)	0.09	(f)	36
Year ended 10/31/22	60.54	(0.02)	(9.52)	(9.54)	–	(10.54)	(10.54)	40.46	(19.20)		206,387	1.57		1.57		(0.04)		52
Year ended 10/31/21	44.96	(0.10)	17.31	17.21	(0.38)	(1.25)	(1.63)	60.54	39.19		307,346	1.59		1.59		(0.19)		47
Year ended 10/31/20	45.99	0.07	2.86	2.93	(0.31)	(3.65)	(3.96)	44.96	6.55		300,125	1.60		1.60		0.16		37
Two months ended 10/31/19	45.03	0.00	0.96	0.96	–	–	–	45.99	2.13		343,918	1.62	(f)	1.62	(f)	0.04	(f)	7
Year ended 08/31/19	51.26	0.11	1.06	1.17	(0.11)	(7.29)	(7.40)	45.03	4.34		350,276	1.65		1.65		0.26		49
Year ended 08/31/18	49.85	0.05	4.81	4.86	(0.17)	(3.28)	(3.45)	51.26	10.16		810,071	1.67		1.67		0.11		56
Class R
Six months ended 04/30/23	43.47	0.13	4.07	4.20	(0.34)	(1.56)	(1.90)	45.77	10.08		252,153	1.08	(f)	1.08	(f)	0.59	(f)	36
Year ended 10/31/22	64.21	0.23	(10.21)	(9.98)	(0.22)	(10.54)	(10.76)	43.47	(18.80)		231,671	1.07		1.07		0.46		52
Year ended 10/31/21	47.40	0.18	18.30	18.48	(0.42)	(1.25)	(1.67)	64.21	39.88		291,450	1.09		1.09		0.31		47
Year ended 10/31/20	48.13	0.30	3.00	3.30	(0.38)	(3.65)	(4.03)	47.40	7.09		219,954	1.10		1.10		0.66		37
Two months ended 10/31/19	47.08	0.04	1.01	1.05	–	–	–	48.13	2.23		221,335	1.12	(f)	1.12	(f)	0.54	(f)	7
Year ended 08/31/19	53.26	0.35	1.11	1.46	(0.35)	(7.29)	(7.64)	47.08	4.84		218,620	1.15		1.15		0.76		49
Year ended 08/31/18	51.70	0.31	4.98	5.29	(0.45)	(3.28)	(3.73)	53.26	10.70		223,733	1.17		1.17		0.61		56
Class Y
Six months ended 04/30/23	44.69	0.24	4.19	4.43	(0.59)	(1.56)	(2.15)	46.97	10.38		434,322	0.58	(f)	0.58	(f)	1.09	(f)	36
Year ended 10/31/22	65.75	0.49	(10.49)	(10.00)	(0.52)	(10.54)	(11.06)	44.69	(18.42)		434,168	0.57		0.57		0.96		52
Year ended 10/31/21	48.31	0.48	18.67	19.15	(0.46)	(1.25)	(1.71)	65.75	40.57		596,575	0.59		0.59		0.81		47
Year ended 10/31/20	48.82	0.54	3.07	3.61	(0.47)	(3.65)	(4.12)	48.31	7.64		443,001	0.60		0.60		1.16		37
Two months ended 10/31/19	47.72	0.08	1.02	1.10	–	–	–	48.82	2.31		611,287	0.62	(f)	0.62	(f)	1.04	(f)	7
Year ended 08/31/19	53.90	0.59	1.13	1.72	(0.61)	(7.29)	(7.90)	47.72	5.37		590,781	0.65		0.65		1.26		49
Year ended 08/31/18	52.25	0.57	5.03	5.60	(0.67)	(3.28)	(3.95)	53.90	11.25		820,422	0.67		0.67		1.10		56
Class R5
Six months ended 04/30/23	45.40	0.26	4.25	4.51	(0.63)	(1.56)	(2.19)	47.72	10.41		10	0.50	(f)	0.50	(f)	1.17	(f)	36
Year ended 10/31/22	66.63	0.54	(10.64)	(10.10)	(0.59)	(10.54)	(11.13)	45.40	(18.33)		10	0.49		0.49		1.04		52
Year ended 10/31/21	48.89	0.55	18.91	19.46	(0.47)	(1.25)	(1.72)	66.63	40.73		15	0.48		0.48		0.92		47
Year ended 10/31/20	49.33	0.61	3.08	3.69	(0.48)	(3.65)	(4.13)	48.89	7.75		11	0.48		0.48		1.28		37
Two months ended 10/31/19	48.20	0.09	1.04	1.13	–	–	–	49.33	2.34		11	0.52	(f)	0.52	(f)	1.14	(f)	7
Period ended 08/31/19(g)	45.79	0.18	2.23	2.41	–	–	–	48.20	5.26		11	0.54	(f)	0.54	(f)	1.37	(f)	49
Class R6
Six months ended 04/30/23	44.70	0.26	4.17	4.43	(0.63)	(1.56)	(2.19)	46.94	10.39		401,321	0.50	(f)	0.50	(f)	1.17	(f)	36
Year ended 10/31/22	65.78	0.53	(10.48)	(9.95)	(0.59)	(10.54)	(11.13)	44.70	(18.35)		380,913	0.49		0.49		1.04		52
Year ended 10/31/21	48.28	0.54	18.68	19.22	(0.47)	(1.25)	(1.72)	65.78	40.75		539,993	0.48		0.48		0.92		47
Year ended 10/31/20	48.77	0.60	3.05	3.65	(0.49)	(3.65)	(4.14)	48.28	7.75		438,565	0.48		0.48		1.28		37
Two months ended 10/31/19	47.66	0.09	1.02	1.11	–	–	–	48.77	2.33		616,482	0.48	(f)	0.48	(f)	1.18	(f)	7
Year ended 08/31/19	53.87	0.66	1.12	1.78	(0.70)	(7.29)	(7.99)	47.66	5.55		621,207	0.49		0.49		1.42		49
Year ended 08/31/18	52.22	0.66	5.03	5.69	(0.76)	(3.28)	(4.04)	53.87	11.45		720,854	0.50		0.50		1.27		56

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the two months ended October 31, 2019 and the years ended August 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street Fund®

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Main Street Fund®

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

13	Invesco Main Street Fund®

consistent with the federal securities laws. For the six months ended April 30, 2023, the Fund paid the Adviser $39,488 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $200 million	0.650%
Next $150 million	0.600%
Next $150 million	0.550%
Next $9.5 billion	0.450%
Over $10 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.44%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $56,487.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

14	Invesco Main Street Fund®

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $272,626 in front-end sales commissions from the sale of Class A shares and $2,165 and $1,386 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $4,993 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,917,872,863	$–	$–	$8,917,872,863
Money Market Funds	77,221,657	270,045,486	–	347,267,143
Total Investments	$8,995,094,520	$270,045,486	$–	$9,265,140,006

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $144,919.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

15	Invesco Main Street Fund®

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $3,106,409,757 and $3,459,155,033, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,961,985,255

Aggregate unrealized (depreciation) of investments	(213,430,608)

Net unrealized appreciation of investments	$1,748,554,647

Cost of investments for tax purposes is $7,516,585,359.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	2,615,102	$118,718,407	5,515,097	$286,153,535

Class C	277,461	11,349,378	614,975	28,745,155

Class R	392,274	17,197,690	862,632	43,379,804

Class Y	509,931	23,010,777	1,760,226	91,226,530

Class R6	506,429	22,865,150	1,302,410	67,501,167

Issued as reinvestment of dividends:
Class A	7,177,212	310,557,881	27,281,239	1,522,293,487

Class C	210,618	8,209,917	1,018,369	51,366,549

Class R	240,424	10,047,332	906,909	48,936,816

Class Y	421,799	18,052,986	1,610,238	88,949,527

Class R6	417,507	17,856,791	1,610,402	88,910,299

Automatic conversion of Class C shares to Class A shares:
Class A	271,452	12,340,243	532,376	26,984,692

Class C	(301,894)	(12,340,243)	(590,071)	(26,984,692)

Reacquired:
Class A	(9,955,582)	(452,788,648)	(18,631,122)	(948,585,282)

Class C	(403,724)	(16,516,692)	(1,018,106)	(47,203,402)

Class R	(453,384)	(19,915,326)	(978,431)	(48,026,859)

Class Y	(1,398,197)	(62,379,562)	(2,729,973)	(138,378,943)

Class R6	(896,512)	(40,350,029)	(2,600,713)	(134,137,039)

Net increase (decrease) in share activity	(369,084)	$(34,083,948)	16,466,457	$1,001,131,344

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 9% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Main Street Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,102.60	$4.22	$1,020.78	$4.06	0.81%
Class C	1,000.00	1,098.40	8.22	1,016.96	7.90	1.58
Class R	1,000.00	1,100.80	5.63	1,019.44	5.41	1.08
Class Y	1,000.00	1,103.80	3.03	1,021.92	2.91	0.58
Class R5	1,000.00	1,104.10	2.61	1,022.32	2.51	0.50
Class R6	1,000.00	1,103.90	2.61	1,022.32	2.51	0.50

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Main Street Fund®

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	O-MST-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco Main Street All Cap Fund®

Nasdaq:

A: OMSOX ∎ C: OMSCX ∎ R: OMSNX ∎ Y: OMSYX ∎ R5: MSAZX ∎ R6: IOAPX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.78%
Class C Shares	9.41
Class R Shares	9.65
Class Y Shares	9.93
Class R5 Shares	9.94
Class R6 Shares	9.99
Russell 3000 Index▼	7.30

Source(s): ▼RIMES Technologies Corp.

  The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Main Street All Cap Fund®

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges

Class A Shares
Inception (9/25/00)	7.44%
10 Years	9.21
5 Years	8.63
1 Year	-3.93

Class C Shares
Inception (9/25/00)	7.43%
10 Years	9.18
5 Years	9.07
1 Year	-0.01

Class R Shares
Inception (3/1/01)	7.63%
10 Years	9.55
5 Years	9.59
1 Year	1.42

Class Y Shares
Inception (9/25/00)	8.04%
10 Years	10.11
5 Years	10.14
1 Year	1.95

Class R5 Shares
10 Years	9.97%
5 Years	10.15
1 Year	2.03

Class R6 Shares
10 Years	9.99%
5 Years	10.18
1 Year	2.03

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Main Street All Cap Fund®, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Oppenheimer Main Street All Cap Fund®. Note: The Fund was subsequently renamed the Invesco Main Street All Cap Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Main Street All Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Main Street All Cap Fund®

Schedule of Investments(a)

April 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.40%
Advertising–0.57%
Interpublic Group of Cos., Inc. (The)	179,981	$6,430,721

Aerospace & Defense–2.17%
Howmet Aerospace, Inc.	266,330	11,795,756
Raytheon Technologies Corp.	127,516	12,738,848
		24,534,604

Agricultural & Farm Machinery–0.83%
Deere & Co.	24,887	9,407,784

Air Freight & Logistics–1.32%
United Parcel Service, Inc., Class B	82,813	14,890,606

Apparel Retail–0.60%
Ross Stores, Inc.	63,024	6,726,552

Application Software–1.36%
Manhattan Associates, Inc.(b)	45,208	7,490,061
Synopsys, Inc.(b)	21,361	7,931,767
		15,421,828

Automobile Manufacturers–0.44%
Tesla, Inc.(b)	30,587	5,025,750

Automotive Parts & Equipment–0.65%
Aptiv PLC(b)	71,227	7,326,409

Automotive Retail–1.25%
AutoZone, Inc.(b)	5,324	14,179,462

Biotechnology–1.40%
Gilead Sciences, Inc.	192,032	15,786,951

Broadline Retail–3.83%
Amazon.com, Inc.(b)(c)	410,580	43,295,661

Communications Equipment–1.32%
Motorola Solutions, Inc.	51,369	14,968,927

Construction Materials–1.25%
Vulcan Materials Co.	80,797	14,149,171

Consumer Finance–0.89%
Capital One Financial Corp.	103,505	10,071,037

Consumer Staples Merchandise Retail–1.01%
Dollar General Corp.	51,730	11,456,126

Distillers & Vintners–1.01%
Constellation Brands, Inc., Class A	49,826	11,433,572

Distributors–0.87%
LKQ Corp.	170,186	9,824,838

Diversified Banks–2.97%
JPMorgan Chase & Co.	243,002	33,592,596

Diversified Financial Services–0.50%
Equitable Holdings, Inc.	216,896	5,637,127

	Shares	Value
Electric Utilities–0.74%
American Electric Power Co., Inc.	90,326	$8,347,929

Electrical Components & Equipment–1.76%
Generac Holdings, Inc.(b)	48,496	4,957,261
Hubbell, Inc.	55,273	14,886,124
		19,843,385

Environmental & Facilities Services–0.29%
Casella Waste Systems, Inc., Class A(b)	36,475	3,246,275

Fertilizers & Agricultural Chemicals–0.68%
Mosaic Co. (The)	178,010	7,627,729

Financial Exchanges & Data–1.28%
Intercontinental Exchange, Inc.	132,750	14,460,458

Gas Utilities–0.68%
ONE Gas, Inc.(c)	100,292	7,717,469

Health Care Equipment–2.33%
Boston Scientific Corp.(b)	257,181	13,404,274
Zimmer Biomet Holdings, Inc.	93,824	12,988,994
		26,393,268

Health Care Facilities–1.89%
HCA Healthcare, Inc.	32,114	9,227,316
Tenet Healthcare Corp.(b)	165,867	12,161,368
		21,388,684

Home Improvement Retail–0.95%
Lowe’s Cos., Inc.	51,781	10,761,645

Homebuilding–0.66%
D.R. Horton, Inc.	68,038	7,471,933

Hotels, Resorts & Cruise Lines–1.25%
Airbnb, Inc., Class A(b)(c)	57,378	6,866,425
Wyndham Hotels & Resorts, Inc.	105,809	7,218,290
		14,084,715

Household Products–2.05%
Procter & Gamble Co. (The)	148,227	23,179,738

Human Resource & Employment Services–0.47%
Paylocity Holding Corp.(b)	27,739	5,361,671

Industrial Conglomerates–0.89%
Honeywell International, Inc.	50,609	10,113,703

Industrial Machinery & Supplies & Components–0.55%
Lincoln Electric Holdings, Inc.	36,816	6,177,725

Industrial REITs–1.50%
Prologis, Inc.	135,801	17,009,075

Insurance Brokers–1.23%
Arthur J. Gallagher & Co.	66,758	13,889,669

Integrated Oil & Gas–2.66%
Chevron Corp.	178,475	30,087,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Main Street All Cap Fund®

	Shares	Value
Integrated Telecommunication Services–1.83%
Deutsche Telekom AG (Germany)	518,150	$12,493,192
Verizon Communications, Inc.	209,985	8,153,717
		20,646,909

Interactive Home Entertainment–0.58%
Electronic Arts, Inc.	51,352	6,536,083

Interactive Media & Services–6.80%
Alphabet, Inc., Class A(b)	440,071	47,237,221
Meta Platforms, Inc., Class A(b)	123,322	29,636,743
		76,873,964

Internet Services & Infrastructure–0.51%
Snowflake, Inc., Class A(b)	39,023	5,778,526

Investment Banking & Brokerage–1.52%
Charles Schwab Corp. (The)	110,227	5,758,259
Raymond James Financial, Inc.	126,231	11,427,692
		17,185,951

IT Consulting & Other Services–1.12%
Amdocs Ltd.	139,036	12,687,035

Life Sciences Tools & Services–0.34%
Repligen Corp.(b)(c)	25,659	3,890,674

Managed Health Care–3.16%
Molina Healthcare, Inc.(b)	29,805	8,878,612
UnitedHealth Group, Inc.	54,582	26,859,256
		35,737,868

Multi-line Insurance–1.13%
Hartford Financial Services Group, Inc. (The)	180,463	12,811,068

Multi-Utilities–1.33%
WEC Energy Group, Inc.	156,772	15,076,763

Oil & Gas Exploration & Production–1.67%
APA Corp.	172,366	6,351,687
Chesapeake Energy Corp.(c)	66,319	5,483,255
Marathon Oil Corp.	292,127	7,057,788
		18,892,730

Other Specialty Retail–0.36%
Bath & Body Works, Inc.	115,241	4,044,959

Pharmaceuticals–5.84%
AstraZeneca PLC, ADR (United Kingdom)	229,119	16,776,093
Catalent, Inc.(b)	104,198	5,222,404
Eli Lilly and Co.	54,769	21,680,856
Merck & Co., Inc.	193,786	22,376,470
		66,055,823

Rail Transportation–0.75%
Canadian Pacific Kansas City Ltd. (Canada)	107,504	8,475,615

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value
Restaurants–1.02%
Starbucks Corp.	100,973	$11,540,204

Retail REITs–0.47%
Kimco Realty Corp.	274,517	5,267,981

Semiconductor Materials & Equipment–1.26%
Applied Materials, Inc.	126,406	14,287,670

Semiconductors–4.34%
Advanced Micro Devices, Inc.(b)	176,362	15,761,472
NVIDIA Corp.	120,046	33,311,565
		49,073,037

Soft Drinks & Non-alcoholic Beverages–2.44%
Coca-Cola Consolidated, Inc.	13,466	7,937,668
PepsiCo, Inc.	103,119	19,684,386
		27,622,054

Systems Software–7.58%
Microsoft Corp.	279,073	85,747,970

Technology Hardware, Storage & Peripherals–5.86%
Apple, Inc.	390,339	66,232,722

Transaction & Payment Processing Services–2.39%
Mastercard, Inc., Class A	71,227	27,068,397
Total Common Stocks & Other Equity Interests (Cost $819,494,350)		1,112,856,112

Money Market Funds–1.78%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(d)(e)	7,041,895	7,041,895
Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(d)(e)	5,027,579	5,029,087
Invesco Treasury Portfolio, Institutional Class, 4.77%(d)(e)	8,047,881	8,047,881
Total Money Market Funds (Cost $20,118,641)		20,118,863
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)–100.18% (Cost $839,612,991)		1,132,974,975

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.86%
Invesco Private Government Fund, 4.83%(d)(e)(f)	15,395,665	15,395,665

Invesco Private Prime Fund, 4.99%(d)(e)(f)	39,589,525	39,589,525

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,985,190)		54,985,190

TOTAL INVESTMENTS IN SECURITIES–105.04% (Cost $894,598,181)		1,187,960,165

OTHER ASSETS LESS LIABILITIES–(5.04)%		(56,978,457)

NET ASSETS–100.00%		$1,130,981,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,930,667	$34,091,260	$(36,980,032)	$-	$-	$7,041,895	$88,408
Invesco Liquid Assets Portfolio, Institutional Class	7,093,550	24,350,901	(26,414,310)	66	(1,120)	5,029,087	61,678
Invesco Treasury Portfolio, Institutional Class	11,349,333	38,961,440	(42,262,892)	-	-	8,047,881	95,940
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,076,122	83,993,869	(77,674,326)	-	-	15,395,665	139,624*
Invesco Private Prime Fund	23,431,130	183,590,852	(167,437,526)	-	5,069	39,589,525	395,335*
Total	$60,880,802	$364,988,322	$(350,769,086)	$66	$ 3,949	$75,104,053	$780,985

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Information Technology	23.36%

Health Care	14.97

Financials	11.91

Consumer Discretionary	11.87

Communication Services	9.77

Industrials	9.02

Consumer Staples	6.52

Energy	4.33

Utilities	2.75

Other Sectors, Each Less than 2% of Net Assets	3.90

Money Market Funds Plus Other Assets Less Liabilities	1.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Main Street All Cap Fund®

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $819,494,350)*	$1,112,856,112

Investments in affiliated money market funds, at value (Cost $75,103,831)	75,104,053

Cash	498,462

Foreign currencies, at value (Cost $395,974)	399,786

Receivable for:
Investments sold	3,946,804

Fund shares sold	155,846

Dividends	801,888

Investment for trustee deferred compensation and retirement plans	137,754

Other assets	44,311

Total assets	1,193,945,016

Liabilities:
Payable for:
Investments purchased	6,599,067

Fund shares reacquired	615,876

Collateral upon return of securities loaned	54,985,190

Accrued fees to affiliates	579,544

Accrued other operating expenses	45,877

Trustee deferred compensation and retirement plans	137,754

Total liabilities	62,963,308

Net assets applicable to shares outstanding	$1,130,981,708

Net assets consist of:

Shares of beneficial interest	$823,963,088

Distributable earnings	307,018,620

$1,130,981,708

Net Assets:

Class A	$975,830,386

Class C	$42,706,574

Class R	$49,804,746

Class Y	$59,157,227

Class R5	$9,292

Class R6	$3,473,483

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	47,076,806

Class C	2,405,045

Class R	2,517,749

Class Y	2,754,247

Class R5	446

Class R6	166,605

Class A:
Net asset value per share	$20.73

Maximum offering price per share (Net asset value of $20.73 ÷ 94.50%)	$21.94

Class C:
Net asset value and offering price per share	$17.76

Class R:
Net asset value and offering price per share	$19.78

Class Y:
Net asset value and offering price per share	$21.48

Class R5:
Net asset value and offering price per share	$20.83

Class R6:
Net asset value and offering price per share	$20.85

*	At April 30, 2023, securities with an aggregate value of $52,157,435 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street All Cap Fund®

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $4,839)	$8,585,283

Dividends from affiliated money market funds (includes net securities lending income of $38,636)	284,662

Total investment income	8,869,945

Expenses:
Advisory fees	3,595,162

Administrative services fees	78,402

Custodian fees	3,759

Distribution fees:
Class A	1,136,576

Class C	209,557

Class R	117,776

Transfer agent fees – A, C, R and Y	742,500

Transfer agent fees – R6	480

Trustees’ and officers’ fees and benefits	9,608

Registration and filing fees	65,176

Reports to shareholders	30,961

Professional services fees	30,627

Other	13,130

Total expenses	6,033,714

Less: Fees waived and/or expense offset arrangement(s)	(34,052)

Net expenses	5,999,662

Net investment income	2,870,283

Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	14,120,302

Affiliated investment securities	3,949

Foreign currencies	9,852

14,134,103

Change in net unrealized appreciation of:
Unaffiliated investment securities	85,059,040

Affiliated investment securities	66

Foreign currencies	3,812

85,062,918

Net realized and unrealized gain	99,197,021

Net increase in net assets resulting from operations	$102,067,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street All Cap Fund®

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:

Net investment income	$2,870,283	$6,350,518

Net realized gain	14,134,103	60,324,740

Change in net unrealized appreciation (depreciation)	85,062,918	(306,783,599)

Net increase (decrease) in net assets resulting from operations	102,067,304	(240,108,341)

Distributions to shareholders from distributable earnings:
Class A	(50,576,639)	(183,271,754)

Class C	(2,550,094)	(9,801,181)

Class R	(2,602,128)	(9,041,566)

Class Y	(3,159,556)	(10,690,443)

Class R5	(525)	(1,964)

Class R6	(176,587)	(527,650)

Total distributions from distributable earnings	(59,065,529)	(213,334,558)

Share transactions–net:
Class A	8,600,140	89,682,738

Class C	(348,235)	1,756,250

Class R	1,334,709	6,464,474

Class Y	(506,540)	8,811,450

Class R6	462,463	697,012

Net increase in net assets resulting from share transactions	9,542,537	107,411,924

Net increase (decrease) in net assets	52,544,312	(346,030,975)

Net assets:
Beginning of period	1,078,437,396	1,424,468,371

End of period	$1,130,981,708	$1,078,437,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street All Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/23	$19.99	$0.05	$1.79	$ 1.84	$(0.04)	$(1.06)	$(1.10)	$20.73	9.72	%(e)	$ 975,830	1.07	%(e)(f)	1.08	%(e)(f)	0.56	%(e)(f)	33%
Year ended 10/31/22	28.54	0.12	(4.36)	(4.24)	(0.16)	(4.15)	(4.31)	19.99	(17.59	)(e)	929,660	1.06	(e)	1.06	(e)	0.53	(e)	45
Year ended 10/31/21	20.45	0.05	8.25	8.30	(0.11)	(0.10)	(0.21)	28.54	40.84	(e)	1,229,595	1.07	(e)	1.07	(e)	0.18	(e)	35
Year ended 10/31/20	18.53	0.14	1.94	2.08	(0.09)	(0.07)	(0.16)	20.45	11.24	(e)	938,494	1.12	(e)	1.12	(e)	0.73	(e)	28
Three months ended 10/31/19	18.30	0.03	0.20	0.23	–	–	–	18.53	1.26		957,529	1.14	(f)	1.14	(f)	0.73	(f)	7
Year ended 07/31/19	18.77	0.13	0.75	0.88	(0.07)	(1.28)	(1.35)	18.30	5.84		976,093	1.13		1.13		0.73		48
Year ended 07/31/18	19.40	0.09	1.84	1.93	(0.18)	(2.38)	(2.56)	18.77	10.55		923,741	1.13		1.14		0.50		48
Class C
Six months ended 04/30/23	17.30	(0.02)	1.54	1.52	–	(1.06)	(1.06)	17.76	9.34		42,707	1.83	(f)	1.84	(f)	(0.20	)(f)	33
Year ended 10/31/22	25.35	(0.04)	(3.80)	(3.84)	(0.06)	(4.15)	(4.21)	17.30	(18.25)		41,846	1.82		1.82		(0.23)		45
Year ended 10/31/21	18.31	(0.13)	7.37	7.24	(0.10)	(0.10)	(0.20)	25.35	39.78		60,285	1.83		1.83		(0.58)		35
Year ended 10/31/20	16.66	(0.01)	1.76	1.75	(0.03)	(0.07)	(0.10)	18.31	10.52		61,600	1.88		1.88		(0.03)		28
Three months ended 10/31/19	16.49	–	0.17	0.17	–	–	–	16.66	1.03		69,736	1.90	(f)	1.90	(f)	(0.03	)(f)	7
Year ended 07/31/19	17.10	–	0.67	0.67	–	(1.28)	(1.28)	16.49	5.18		73,404	1.89		1.89		(0.02)		48
Year ended 07/31/18	17.88	(0.04)	1.68	1.64	(0.04)	(2.38)	(2.42)	17.10	9.67		201,771	1.88		1.89		(0.25)		48
Class R
Six months ended 04/30/23	19.12	0.03	1.70	1.73	(0.01)	(1.06)	(1.07)	19.78	9.59		49,805	1.33	(f)	1.34	(f)	0.30	(f)	33
Year ended 10/31/22	27.48	0.06	(4.18)	(4.12)	(0.09)	(4.15)	(4.24)	19.12	(17.82)		46,688	1.32		1.32		0.27		45
Year ended 10/31/21	19.74	(0.02)	7.96	7.94	(0.10)	(0.10)	(0.20)	27.48	40.47		59,603	1.33		1.33		(0.08)		35
Year ended 10/31/20	17.91	0.09	1.88	1.97	(0.07)	(0.07)	(0.14)	19.74	11.01		49,869	1.38		1.38		0.47		28
Three months ended 10/31/19	17.70	0.02	0.19	0.21	–	–	–	17.91	1.19		53,064	1.40	(f)	1.40	(f)	0.47	(f)	7
Year ended 07/31/19	18.20	0.08	0.73	0.81	(0.03)	(1.28)	(1.31)	17.70	5.63		55,265	1.38		1.38		0.48		48
Year ended 07/31/18	18.88	0.05	1.78	1.83	(0.13)	(2.38)	(2.51)	18.20	10.27		58,150	1.38		1.39		0.25		48
Class Y
Six months ended 04/30/23	20.70	0.08	1.85	1.93	(0.09)	(1.06)	(1.15)	21.48	9.88		59,157	0.83	(f)	0.84	(f)	0.80	(f)	33
Year ended 10/31/22	29.41	0.18	(4.52)	(4.34)	(0.22)	(4.15)	(4.37)	20.70	(17.41)		57,359	0.82		0.82		0.77		45
Year ended 10/31/21	21.03	0.11	8.49	8.60	(0.12)	(0.10)	(0.22)	29.41	41.15		71,664	0.83		0.83		0.42		35
Year ended 10/31/20	19.01	0.19	2.01	2.20	(0.11)	(0.07)	(0.18)	21.03	11.59		49,316	0.88		0.88		0.97		28
Three months ended 10/31/19	18.77	0.05	0.19	0.24	–	–	–	19.01	1.28		46,309	0.91	(f)	0.91	(f)	0.97	(f)	7
Year ended 07/31/19	19.22	0.18	0.77	0.95	(0.12)	(1.28)	(1.40)	18.77	6.11		44,719	0.89		0.89		0.98		48
Year ended 07/31/18	19.81	0.14	1.88	2.02	(0.23)	(2.38)	(2.61)	19.22	10.84		42,354	0.88		0.89		0.74		48
Class R5
Six months ended 04/30/23	20.13	0.09	1.79	1.88	(0.12)	(1.06)	(1.18)	20.83	9.89		9	0.73	(f)	0.73	(f)	0.90	(f)	33
Year ended 10/31/22	28.72	0.20	(4.39)	(4.19)	(0.25)	(4.15)	(4.40)	20.13	(17.32)		9	0.72		0.72		0.87		45
Year ended 10/31/21	20.53	0.13	8.28	8.41	(0.12)	(0.10)	(0.22)	28.72	41.24		13	0.73		0.73		0.52		35
Year ended 10/31/20	18.56	0.20	1.95	2.15	(0.11)	(0.07)	(0.18)	20.53	11.64		12	0.80		0.80		1.05		28
Three months ended 10/31/19	18.31	0.05	0.20	0.25	–	–	–	18.56	1.37		11	0.84	(f)	0.84	(f)	1.04	(f)	7
Period ended 07/31/19(g)	17.13	0.04	1.14	1.18	–	–	–	18.31	6.89		11	0.79	(f)	0.79	(f)	1.07	(f)	48
Class R6
Six months ended 04/30/23	20.14	0.09	1.80	1.89	(0.12)	(1.06)	(1.18)	20.85	9.93		3,473	0.73	(f)	0.73	(f)	0.90	(f)	33
Year ended 10/31/22	28.74	0.20	(4.40)	(4.20)	(0.25)	(4.15)	(4.40)	20.14	(17.35)		2,875	0.72		0.72		0.87		45
Year ended 10/31/21	20.53	0.14	8.29	8.43	(0.12)	(0.10)	(0.22)	28.74	41.34		3,309	0.73		0.73		0.52		35
Year ended 10/31/20	18.56	0.20	1.96	2.16	(0.12)	(0.07)	(0.19)	20.53	11.68		102	0.80		0.80		1.05		28
Three months ended 10/31/19	18.31	0.05	0.20	0.25	–	–	–	18.56	1.37		11	0.73	(f)	0.73	(f)	1.15	(f)	7
Period ended 07/31/19(g)	17.13	0.04	1.14	1.18	–	–	–	18.31	6.89		11	0.74	(f)	0.74	(f)	1.12	(f)	48

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the three months ended October 31, 2019 and the year ended July 31, 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2023 and the years ended ended October 31, 2022, 2021 and 2020.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street All Cap Fund®

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street All Cap Fund® (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Main Street All Cap Fund®

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

13	Invesco Main Street All Cap Fund®

consistent with the federal securities laws. For the six months ended April 30, 2023, the Fund paid the Adviser $3,157 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $6,140.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

14	Invesco Main Street All Cap Fund®

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $37,535 in front-end sales commissions from the sale of Class A shares and $712 and $412 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $30,978 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,100,362,920	$12,493,192	$–	$1,112,856,112

Money Market Funds	20,118,863	54,985,190	–	75,104,053

Total Investments	$1,120,481,783	$67,478,382	$–	$1,187,960,165

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $27,912.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

15	Invesco Main Street All Cap Fund®

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $354,183,058 and $389,427,491, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$313,375,835

Aggregate unrealized (depreciation) of investments	(18,111,714)

Net unrealized appreciation of investments	$295,264,121

Cost of investments for tax purposes is $892,696,044.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	919,395	$18,241,195	1,992,480	$45,372,661

Class C	154,943	2,641,946	384,037	7,665,292

Class R	162,336	3,080,687	383,339	8,375,556

Class Y	147,675	3,036,471	750,170	18,166,185

Class R6	37,723	750,019	48,489	1,086,836

Issued as reinvestment of dividends:
Class A	2,574,836	48,715,893	7,218,472	176,202,873

Class C	155,648	2,529,277	456,878	9,717,789

Class R	143,592	2,594,701	383,102	8,968,412

Class Y	134,714	2,639,050	357,732	9,025,576

Class R6	8,846	168,167	20,844	511,312

Automatic conversion of Class C shares to Class A shares:
Class A	118,226	2,342,104	243,316	5,409,517

Class C	(137,675)	(2,342,104)	(279,667)	(5,409,517)

Reacquired:
Class A	(3,050,275)	(60,699,052)	(6,015,894)	(137,302,313)

Class C	(186,763)	(3,177,354)	(520,590)	(10,217,314)

Class R	(229,954)	(4,340,679)	(493,260)	(10,879,494)

Class Y	(299,036)	(6,182,061)	(773,350)	(18,380,311)

Class R6	(22,720)	(455,723)	(41,727)	(901,136)

Net increase in share activity	631,511	$9,542,537	4,114,371	$107,411,924

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Main Street All Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,097.80	$5.57	$1,019.49	$5.36	1.07%
Class C	1,000.00	1,094.10	9.50	1,015.72	9.15	1.83
Class R	1,000.00	1,096.50	6.91	1,018.20	6.66	1.33
Class Y	1,000.00	1,099.30	4.32	1,020.68	4.16	0.83
Class R5	1,000.00	1,099.40	3.80	1,021.17	3.66	0.73
Class R6	1,000.00	1,099.90	3.80	1,021.17	3.66	0.73

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Main Street All Cap Fund®

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	O-MSA-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco Rising Dividends Fund

Nasdaq:

A: OARDX ∎ C: OCRDX ∎ R: ONRDX ∎ Y: OYRDX ∎ R5: RSDQX ∎ R6: OIRDX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.49%
Class C Shares	9.07
Class R Shares	9.38
Class Y Shares	9.63
Class R5 Shares	9.69
Class R6 Shares	9.71
S&P 500 Index▼	8.63
Russell 1000 Index▼	8.01

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rising Dividends Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges

Class A Shares
Inception (4/30/80)	11.76%
10 Years	9.03
5 Years	9.09
1 Year	-1.30

Class C Shares
Inception (9/1/93)	8.51%
10 Years	8.99
5 Years	9.52
1 Year	2.66

Class R Shares
Inception (3/1/01)	6.76%
10 Years	9.37
5 Years	10.06
1 Year	4.14

Class Y Shares
Inception (12/16/96)	7.95%
10 Years	9.91
5 Years	10.61
1 Year	4.68

Class R5 Shares
10 Years	9.80%
5 Years	10.64
1 Year	4.77

Class R6 Shares
Inception (2/28/12)	10.32%
10 Years	10.09
5 Years	10.75
1 Year	4.79

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Rising Dividend Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Rising Dividend Fund. Note: The Fund was subsequently renamed the Invesco Rising Dividends Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rising Dividends Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rising Dividends Fund

Schedule of Investments(a)

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.69%
Aerospace & Defense–2.72%
Howmet Aerospace, Inc.	613,989	$27,193,573

Raytheon Technologies Corp.(b)	479,970	47,949,003

		75,142,576

Agricultural & Farm Machinery–0.94%
Deere & Co.	68,637	25,946,159

Air Freight & Logistics–1.39%
United Parcel Service, Inc., Class B	213,963	38,472,687

Apparel Retail–0.54%
Ross Stores, Inc.	140,556	15,001,542

Apparel, Accessories & Luxury Goods–1.02%
LVMH Moet Hennessy Louis Vuitton SE (France)	29,357	28,210,164

Application Software–1.11%
Intuit, Inc.	68,740	30,517,123

Asset Management & Custody Banks–1.41%
BlackRock, Inc.(b)	58,186	39,054,443

Cable & Satellite–1.55%
Comcast Corp., Class A	1,036,177	42,866,643

Communications Equipment–1.17%
Motorola Solutions, Inc.	111,083	32,369,586

Construction Materials–0.83%
Vulcan Materials Co.	131,517	23,031,257

Consumer Finance–1.06%
American Express Co.	180,663	29,148,168

Consumer Staples Merchandise Retail–1.11%
Dollar General Corp.	138,877	30,755,700

Distillers & Vintners–0.97%
Constellation Brands, Inc., Class A	116,319	26,691,721

Distributors–0.74%
LKQ Corp.	355,437	20,519,378

Diversified Banks–3.66%
Bank of America Corp.	1,002,314	29,347,754

JPMorgan Chase & Co.	518,877	71,729,556

		101,077,310

Electric Utilities–1.08%
American Electric Power Co., Inc.	323,015	29,853,046

Electrical Components & Equipment–0.61%
Hubbell, Inc.	62,740	16,897,137

Electronic Manufacturing Services–1.28%
TE Connectivity Ltd.	287,974	35,239,378

Environmental & Facilities Services–1.23%
Republic Services, Inc.	233,953	33,834,283

	Shares	Value

Fertilizers & Agricultural Chemicals–0.64%
Mosaic Co. (The)	413,027	$17,698,207

Financial Exchanges & Data–2.59%
CME Group, Inc., Class A	177,309	32,938,693

S&P Global, Inc.	106,249	38,523,762

		71,462,455

Food Distributors–0.94%
Sysco Corp.	336,671	25,836,133

Health Care Equipment–4.03%
Becton, Dickinson and Co.	134,017	35,422,033

Stryker Corp.	147,969	44,338,911

Zimmer Biomet Holdings, Inc.	226,534	31,361,367

		111,122,311

Home Improvement Retail–1.79%
Lowe’s Cos., Inc.	237,920	49,446,914

Household Products–1.92%
Procter & Gamble Co. (The)	339,337	53,065,520

Industrial Conglomerates–1.34%
Honeywell International, Inc.	185,611	37,092,502

Industrial Machinery & Supplies & Components–1.86%
Otis Worldwide Corp.	414,979	35,397,709

Parker-Hannifin Corp.	49,325	16,024,706

		51,422,415

Industrial REITs–1.64%
Prologis, Inc.	362,105	45,353,651

Insurance Brokers–1.23%
Marsh & McLennan Cos., Inc.	188,768	34,014,106

Integrated Oil & Gas–2.23%
Chevron Corp.	365,638	61,639,254

Integrated Telecommunication Services–0.86%
Deutsche Telekom AG (Germany)	989,673	23,862,153

Interactive Home Entertainment–0.95%
Electronic Arts, Inc.	205,229	26,121,547

Investment Banking & Brokerage–0.93%
Charles Schwab Corp. (The)	489,049	25,547,920

IT Consulting & Other Services–1.57%
Accenture PLC, Class A(b)	154,905	43,418,323

Life Sciences Tools & Services–1.76%
Danaher Corp.	205,532	48,692,586

Managed Health Care–2.22%
UnitedHealth Group, Inc.	124,370	61,201,233

Multi-line Insurance–0.98%
Hartford Financial Services Group, Inc. (The)	379,138	26,915,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rising Dividends Fund

	Shares	Value

Multi-Utilities–1.93%
Dominion Energy, Inc.	392,227	$22,411,851

WEC Energy Group, Inc.	319,723	30,747,761

		53,159,612

Oil & Gas Exploration & Production–1.67%
APA Corp.	454,753	16,757,648

ConocoPhillips	285,536	29,378,799

		46,136,447

Oil & Gas Storage & Transportation–0.68%
Cheniere Energy, Inc.	122,028	18,670,284

Pharmaceuticals–6.83%
AstraZeneca PLC, ADR (United Kingdom)	465,413	34,077,540

Eli Lilly and Co.	100,100	39,625,586

Johnson & Johnson	350,009	57,296,473

Pfizer, Inc.	744,298	28,945,749

Zoetis, Inc.	162,662	28,592,727

		188,538,075

Rail Transportation–1.48%
Union Pacific Corp.	208,817	40,865,487

Restaurants–3.26%
McDonald’s Corp.	146,718	43,391,849

Starbucks Corp.	408,377	46,673,407

		90,065,256

Semiconductor Materials & Equipment–2.33%
Applied Materials, Inc.	275,049	31,088,788

ASML Holding N.V., New York Shares (Netherlands)	52,051	33,149,200

		64,237,988

Semiconductors–4.45%
Broadcom, Inc.	76,808	48,120,212

NVIDIA Corp.	269,300	74,728,057

		122,848,269

Soft Drinks & Non-alcoholic Beverages–1.91%
PepsiCo, Inc.	276,443	52,770,204

Specialty Chemicals–1.00%
DuPont de Nemours, Inc.	394,195	27,483,275

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Systems Software–8.08%
Microsoft Corp.	725,719	$222,984,420

Technology Hardware, Storage & Peripherals–5.53%
Apple, Inc.	899,865	152,689,093

Telecom Tower REITs–1.26%
American Tower Corp.	170,292	34,805,982

Tobacco–0.83%
Altria Group, Inc.	481,995	22,899,583

Transaction & Payment Processing Services–2.55%
Visa, Inc., Class A(b)	302,311	70,356,839

Total Common Stocks & Other Equity Interests (Cost $1,763,945,689)		2,697,051,352

Money Market Funds–1.72%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)(d)	16,521,593	16,521,593

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(c)(d)	11,925,188	11,928,765

Invesco Treasury Portfolio, Institutional Class, 4.77%(c)(d)	18,881,820	18,881,820

Total Money Market Funds (Cost $47,329,475)		47,332,178

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.41% (Cost $1,811,275,164)		2,744,383,530

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.98%
Invesco Private Government Fund, 4.83%(c)(d)(e)	23,021,864	23,021,864

Invesco Private Prime Fund, 4.99%(c)(d)(e)	59,199,079	59,199,079

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,234,355)		82,220,943

TOTAL INVESTMENTS IN SECURITIES–102.39% (Cost $1,893,509,519)		2,826,604,473

OTHER ASSETS LESS LIABILITIES–(2.39)%		(65,867,790)

NET ASSETS–100.00%		$2,760,736,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rising Dividends Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 10,129,054	$73,123,322	$(66,730,783)	$-	$-	$16,521,593	$247,509
Invesco Liquid Assets Portfolio, Institutional Class	7,529,405	52,230,944	(47,834,538)	1,913	1,041	11,928,765	184,965
Invesco Treasury Portfolio, Institutional Class	11,576,061	83,569,511	(76,263,752)	-	-	18,881,820	281,865
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,912,047	116,989,187	(127,879,370)	-	-	23,021,864	503,119*
Invesco Private Prime Fund	87,205,356	198,353,785	(226,362,948)	(14,856)	17,742	59,199,079	1,365,402*
Total	$150,351,923	$524,266,749	$(545,071,391)	$(12,943)	$18,783	$129,553,121	$2,582,860

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2023

Information Technology	25.51%
Health Care	14.84
Financials	14.40
Industrials	11.58
Consumer Staples	7.68
Consumer Discretionary	7.36
Energy	4.58
Communication Services	3.36
Utilities	3.01
Real Estate	2.91
Materials	2.47
Money Market Funds Plus Other Assets Less Liabilities	2.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rising Dividends Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,763,945,689)*	$2,697,051,352

Investments in affiliated money market funds, at value (Cost $129,563,830)	129,553,121

Cash	3,000,923

Foreign currencies, at value (Cost $983,269)	990,198

Receivable for:
Investments sold	12,735,280

Fund shares sold	415,987

Dividends	1,931,320

Investment for trustee deferred compensation and retirement plans	177,994

Other assets	55,239

Total assets	2,845,911,414

Liabilities:
Payable for:
Fund shares reacquired	1,248,246

Collateral upon return of securities loaned	82,234,355

Accrued fees to affiliates	1,356,396

Accrued trustees’ and officers’ fees and benefits	1,848

Accrued other operating expenses	47,550

Trustee deferred compensation and retirement plans	286,336

Total liabilities	85,174,731

Net assets applicable to shares outstanding	$2,760,736,683

Net assets consist of:
Shares of beneficial interest	$1,692,843,345

Distributable earnings	1,067,893,338

$2,760,736,683

Net Assets:

Class A	$2,200,769,744

Class C	$134,655,607

Class R	$108,026,954

Class Y	$279,051,642

Class R5	$12,078

Class R6	$38,220,658

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	97,588,415

Class C	7,548,374

Class R	4,833,768

Class Y	11,793,857

Class R5	536

Class R6	1,620,469

Class A:
Net asset value per share	$22.55

Maximum offering price per share (Net asset value of $22.55 ÷ 94.50%)	$23.86

Class C:
Net asset value and offering price per share	$17.84

Class R:
Net asset value and offering price per share	$22.35

Class Y:
Net asset value and offering price per share	$23.66

Class R5:
Net asset value and offering price per share	$22.53

Class R6:
Net asset value and offering price per share	$23.59

*	At April 30, 2023, securities with an aggregate value of $81,858,908 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rising Dividends Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $45,255)	$27,374,259

Dividends from affiliated money market funds (includes net securities lending income of $77,055)	791,394

Total investment income	28,165,653

Expenses:
Advisory fees	7,881,067

Administrative services fees	192,857

Custodian fees	8,226

Distribution fees:
Class A	2,653,658

Class C	685,396

Class R	255,024

Transfer agent fees – A, C, R and Y	1,663,061

Transfer agent fees – R5	2

Transfer agent fees – R6	5,446

Trustees’ and officers’ fees and benefits	27,407

Registration and filing fees	74,924

Reports to shareholders	62,812

Professional services fees	37,721

Other	22,500

Total expenses	13,570,101

Less: Fees waived and/or expense offset arrangement(s)	(64,833)

Net expenses	13,505,268

Net investment income	14,660,385

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	129,873,745

Affiliated investment securities	18,783

Foreign currencies	(4,777)

129,887,751

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	100,023,483

Affiliated investment securities	(12,943)

Foreign currencies	17,881

100,028,421

Net realized and unrealized gain	229,916,172

Net increase in net assets resulting from operations	$244,576,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rising Dividends Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30,	October 31,
	2023	2022

Operations:
Net investment income	$14,660,385	$24,499,849

Net realized gain	129,887,751	143,368,493

Change in net unrealized appreciation (depreciation)	100,028,421	(484,270,649)

Net increase (decrease) in net assets resulting from operations	244,576,557	(316,402,307)

Distributions to shareholders from distributable earnings:
Class A	(116,874,396)	(290,632,861)

Class C	(8,395,903)	(26,390,273)

Class R	(5,489,691)	(13,192,438)

Class Y	(14,889,511)	(36,961,371)

Class R5	(680)	(1,766)

Class R6	(1,966,024)	(4,795,326)

Total distributions from distributable earnings	(147,616,205)	(371,974,035)

Share transactions–net:
Class A	37,765,404	127,354,509

Class C	(7,203,523)	(11,296,859)

Class R	6,045,256	7,952,353

Class Y	(13,685,749)	26,500,911

Class R6	1,557,060	3,207,862

Net increase in net assets resulting from share transactions	24,478,448	153,718,776

Net increase (decrease) in net assets	121,438,800	(534,657,566)

Net assets:
Beginning of period	2,639,297,883	3,173,955,449

End of period	$2,760,736,683	$2,639,297,883

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rising Dividends Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/23	$21.76	$0.12	$1.90	$2.02	$(0.16)	$(1.07)	$(1.23)	$22.55	9.49%	$2,200,770	1.00	%(e)	1.00	%(e)	1.11	%(e)	16%
Year ended 10/31/22	27.44	0.20	(2.67)	(2.47)	(0.12)	(3.09)	(3.21)	21.76	(10.33)	2,085,512	0.96		0.96		0.87		38
Year ended 10/31/21	20.52	0.15	7.30	7.45	(0.15)	(0.38)	(0.53)	27.44	36.83	2,497,385	1.00		1.00		0.62		30
Year ended 10/31/20	20.21	0.20	0.99	1.19	(0.23)	(0.65)	(0.88)	20.52	6.05	1,944,346	1.04		1.04		0.99		28
Year ended 10/31/19	19.48	0.22	1.98	2.20	(0.18)	(1.29)	(1.47)	20.21	12.30	2,055,643	1.05		1.05		1.13		29
Year ended 10/31/18	20.45	0.22	0.63	0.85	(0.23)	(1.59)	(1.82)	19.48	4.39	1,980,262	1.06		1.06		1.11		58
Class C
Six months ended 04/30/23	17.37	0.03	1.52	1.55	(0.01)	(1.07)	(1.08)	17.84	9.07	134,656	1.75	(e)	1.75	(e)	0.36	(e)	16
Year ended 10/31/22	22.56	0.02	(2.12)	(2.10)	–	(3.09)	(3.09)	17.37	(11.00)	138,325	1.71		1.71		0.12		38
Year ended 10/31/21	16.95	(0.03)	6.02	5.99	(0.00)	(0.38)	(0.38)	22.56	35.83	195,831	1.75		1.75		(0.13)		30
Year ended 10/31/20	16.77	0.04	0.82	0.86	(0.03)	(0.65)	(0.68)	16.95	5.23	238,458	1.79		1.79		0.24		28
Year ended 10/31/19	16.44	0.06	1.64	1.70	(0.08)	(1.29)	(1.37)	16.77	11.44	317,475	1.80		1.80		0.38		29
Year ended 10/31/18	17.54	0.06	0.54	0.60	(0.11)	(1.59)	(1.70)	16.44	3.65	470,544	1.81		1.81		0.36		58
Class R
Six months ended 04/30/23	21.57	0.09	1.90	1.99	(0.14)	(1.07)	(1.21)	22.35	9.38	108,027	1.25	(e)	1.25	(e)	0.86	(e)	16
Year ended 10/31/22	27.23	0.14	(2.65)	(2.51)	(0.06)	(3.09)	(3.15)	21.57	(10.58)	98,241	1.21		1.21		0.62		38
Year ended 10/31/21	20.36	0.09	7.25	7.34	(0.09)	(0.38)	(0.47)	27.23	36.53	115,326	1.25		1.25		0.37		30
Year ended 10/31/20	20.06	0.15	0.97	1.12	(0.17)	(0.65)	(0.82)	20.36	5.75	94,605	1.29		1.29		0.74		28
Year ended 10/31/19	19.35	0.17	1.97	2.14	(0.14)	(1.29)	(1.43)	20.06	12.00	104,287	1.30		1.30		0.88		29
Year ended 10/31/18	20.32	0.17	0.63	0.80	(0.18)	(1.59)	(1.77)	19.35	4.16	104,523	1.31		1.31		0.86		58
Class Y
Six months ended 04/30/23	22.78	0.16	1.99	2.15	(0.20)	(1.07)	(1.27)	23.66	9.63	279,052	0.75	(e)	0.75	(e)	1.36	(e)	16
Year ended 10/31/22	28.59	0.27	(2.80)	(2.53)	(0.19)	(3.09)	(3.28)	22.78	(10.12)	281,984	0.71		0.71		1.12		38
Year ended 10/31/21	21.36	0.22	7.61	7.83	(0.22)	(0.38)	(0.60)	28.59	37.21	324,469	0.75		0.75		0.87		30
Year ended 10/31/20	21.02	0.26	1.02	1.28	(0.29)	(0.65)	(0.94)	21.36	6.29	255,399	0.79		0.79		1.24		28
Year ended 10/31/19	20.21	0.27	2.06	2.33	(0.23)	(1.29)	(1.52)	21.02	12.52	311,750	0.80		0.80		1.38		29
Year ended 10/31/18	21.14	0.28	0.66	0.94	(0.28)	(1.59)	(1.87)	20.21	4.68	345,108	0.81		0.81		1.36		58
Class R5
Six months ended 04/30/23	21.74	0.16	1.90	2.06	(0.20)	(1.07)	(1.27)	22.53	9.69	12	0.65	(e)	0.65	(e)	1.46	(e)	16
Year ended 10/31/22	27.43	0.28	(2.68)	(2.40)	(0.20)	(3.09)	(3.29)	21.74	(10.06)	12	0.63		0.63		1.20		38
Year ended 10/31/21	20.51	0.24	7.30	7.54	(0.24)	(0.38)	(0.62)	27.43	37.33	15	0.65		0.65		0.97		30
Year ended 10/31/20	20.21	0.27	0.98	1.25	(0.30)	(0.65)	(0.95)	20.51	6.41	11	0.67		0.67		1.36		28
Period ended 10/31/19(f)	18.65	0.13	1.55	1.68	(0.12)	–	(0.12)	20.21	9.05	11	0.70	(e)	0.70	(e)	1.49	(e)	29
Class R6
Six months ended 04/30/23	22.71	0.17	1.99	2.16	(0.21)	(1.07)	(1.28)	23.59	9.71	38,221	0.65	(e)	0.65	(e)	1.46	(e)	16
Year ended 10/31/22	28.51	0.29	(2.79)	(2.50)	(0.21)	(3.09)	(3.30)	22.71	(10.04)	35,224	0.63		0.63		1.20		38
Year ended 10/31/21	21.31	0.25	7.58	7.83	(0.25)	(0.38)	(0.63)	28.51	37.30	40,929	0.65		0.65		0.97		30
Year ended 10/31/20	20.97	0.29	1.02	1.31	(0.32)	(0.65)	(0.97)	21.31	6.47	28,537	0.64		0.67		1.39		28
Year ended 10/31/19	20.16	0.30	2.06	2.36	(0.26)	(1.29)	(1.55)	20.97	12.72	29,624	0.64		0.64		1.54		29
Year ended 10/31/18	21.10	0.31	0.65	0.96	(0.31)	(1.59)	(1.90)	20.16	4.82	24,128	0.65		0.65		1.52		58

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019 and 2018.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rising Dividends Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rising Dividends Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Rising Dividends Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

13	Invesco Rising Dividends Fund

consistent with the federal securities laws. For the six months ended April 30, 2023, the Fund paid the Adviser $6,647 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 800 million	0.650%
Next $700 million	0.600%
Next $1 billion	0.580%
Next $2.5 billion	0.560%
Next $5 billion	0.540%
Over $10 billion	0.520%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $17,467.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

14	Invesco Rising Dividends Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $106,539 in front-end sales commissions from the sale of Class A shares and $3,448 and $3,386 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $13,182 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,644,979,035	$52,072,317	$–	$2,697,051,352
Money Market Funds	47,332,178	82,220,943	–	129,553,121
Total Investments	$2,692,311,213	$134,293,260	$–	$2,826,604,473

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $47,366.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

15	Invesco Rising Dividends Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $427,893,026 and $577,384,900, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$970,980,170

Aggregate unrealized (depreciation) of investments	(38,204,866)

Net unrealized appreciation of investments	$932,775,304

Cost of investments for tax purposes is $1,893,829,169.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	2,499,223	$54,526,702	5,379,754	$126,763,812

Class C	534,828	9,237,379	974,210	18,438,619

Class R	334,200	7,232,735	572,381	13,255,010

Class Y	526,652	11,998,432	1,929,786	47,193,508

Class R6	153,883	3,523,948	257,534	6,341,062

Issued as reinvestment of dividends:
Class A	4,993,003	108,881,055	10,983,287	270,845,937

Class C	474,196	8,193,063	1,295,270	25,646,349

Class R	252,689	5,463,885	536,890	13,152,871

Class Y	509,733	11,652,415	1,197,470	30,869,636

Class R6	72,958	1,662,440	176,677	4,538,725

Automatic conversion of Class C shares to Class A shares:
Class A	544,757	11,859,889	1,245,374	28,819,568

Class C	(687,981)	(11,859,889)	(1,556,119)	(28,819,568)

Reacquired:
Class A	(6,288,187)	(137,502,242)	(12,780,473)	(299,074,808)

Class C	(737,525)	(12,774,076)	(1,430,199)	(26,562,259)

Class R	(307,229)	(6,651,364)	(790,969)	(18,455,528)

Class Y	(1,619,809)	(37,336,596)	(2,099,613)	(51,562,233)

Class R6	(157,141)	(3,629,328)	(318,950)	(7,671,925)

Net increase in share activity	1,098,250	$24,478,448	5,572,310	$153,718,776

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Rising Dividends Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,094.90	$5.19	$1,019.84	$5.01	1.00%
Class C	1,000.00	1,090.70	9.07	1,016.12	8.75	1.75
Class R	1,000.00	1,093.80	6.49	1,018.60	6.26	1.25
Class Y	1,000.00	1,096.30	3.90	1,021.08	3.76	0.75
Class R5	1,000.00	1,096.90	3.38	1,021.57	3.26	0.65
Class R6	1,000.00	1,097.10	3.38	1,021.57	3.26	0.65

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Rising Dividends Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	O-RISD-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco Summit Fund

Nasdaq:

A: ASMMX ∎ C: CSMMX ∎ P: SMMIX ∎ S: SMMSX ∎ Y: ASMYX ∎ R5: SMITX ∎ R6: SMISX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.50%
Class C Shares	8.18
Class P Shares	8.63
Class S Shares	8.59
Class Y Shares	8.73
Class R5 Shares	8.68
Class R6 Shares	8.70
S&P 500 Index▼ (Broad Market Index)	8.63
Russell 1000 Growth Index▼ (Style-Specific Index)	11.51
Lipper Multi-Cap Growth Funds Index∎ (Peer Group Index)	7.35
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Multi-Cap Growth Funds Index is an unmanaged index considered representative of multi-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Summit Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	8.31%
10 Years	11.26
5 Years	7.74
1 Year	-9.81

Class C Shares
Inception (10/31/05)	8.29%
10 Years	11.23
5 Years	8.15
1 Year	-6.09

Class P Shares
Inception (11/1/82)	9.53%
10 Years	12.07
5 Years	9.14
1 Year	-4.38

Class S Shares
Inception (9/25/09)	11.94%
10 Years	12.01
5 Years	9.09
1 Year	-4.44

Class Y Shares
Inception (10/3/08)	10.85%
10 Years	12.18
5 Years	9.25
1 Year	-4.28

Class R5 Shares
Inception (10/3/08)	10.92%
10 Years	12.21
5 Years	9.23
1 Year	-4.35

Class R6 Shares
10 Years	12.10%
5 Years	9.29
1 Year	-4.29

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class P, Class S, Class Y,

Class R5 and Class R6 shares do not have a front-end sales charge or contingent deferred sales charge (CDSC); therefore, returns shown are at net asset value.

    The performance numbers shown do not reflect the creation and sales charges and other fees assessed by the AIM Summit Investors Plans, which were dissolved effective December 8, 2006.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Summit Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Summit Fund

Schedule of Investments(a)

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.75%
Advertising–0.83%
Trade Desk, Inc. (The), Class A(b)	328,757	$21,152,225

Aerospace & Defense–1.66%
Airbus SE (France)	141,300	19,835,439

General Dynamics Corp.	65,970	14,403,890

Northrop Grumman Corp.	17,730	8,178,317

		42,417,646

Agricultural & Farm Machinery–0.76%
Deere & Co.	51,030	19,290,361

Aluminum–0.46%
Alcoa Corp.	315,000	11,699,100

Apparel Retail–0.43%
Farfetch Ltd., Class A (United Kingdom)(b)(c)	2,266,200	9,132,786

MYT Netherlands Parent B.V., ADR (Germany)(b)(c)	384,429	1,887,546

		11,020,332

Application Software–6.23%
HubSpot, Inc.(b)	75,330	31,710,163

Intuit, Inc.	49,410	21,935,570

Salesforce, Inc.(b)	135,000	26,779,950

Synopsys, Inc.(b)	92,340	34,287,689

Unity Software, Inc.(b)(c)	250,200	6,747,894

Workday, Inc., Class A(b)	200,985	37,411,348

		158,872,614

Asset Management & Custody Banks–1.19%
KKR & Co., Inc., Class A	571,400	30,324,198

Automobile Manufacturers–0.39%
General Motors Co.	178,200	5,887,728

Tesla, Inc.(b)(c)	24,660	4,051,885

		9,939,613

Automotive Parts & Equipment–0.46%
Autoliv, Inc. (Sweden)	135,000	11,584,350

Automotive Retail–0.64%
AutoZone, Inc.(b)	6,160	16,405,990

Biotechnology–1.78%
BioMarin Pharmaceutical, Inc.(b)	204,840	19,672,834

Regeneron Pharmaceuticals, Inc.(b)	31,950	25,617,190

		45,290,024

Broadline Retail–6.24%
Amazon.com, Inc.(b)	1,267,650	133,673,693

MercadoLibre, Inc. (Brazil)(b)	19,890	25,409,276

		159,082,969

Cargo Ground Transportation–0.37%
Knight-Swift Transportation Holdings, Inc.	169,200	9,529,344

	Shares	Value

Communications Equipment–0.45%
Arista Networks, Inc.(b)	72,000	$11,531,520

Construction Machinery & Heavy Transportation Equipment– 0.31%
Caterpillar, Inc.	36,000	7,876,800

Consumer Electronics–0.94%
Sony Group Corp. (Japan)	252,200	23,959,144

Consumer Staples Merchandise Retail–0.71%
Target Corp.	114,120	18,002,430

Copper–0.37%
Freeport-McMoRan, Inc.	247,500	9,382,725

Data Processing & Outsourced Services–0.91%
StoneCo Ltd., Class A (Brazil)(b)(c)	1,884,600	23,218,272

Diversified Support Services–0.46%
Cintas Corp.	25,740	11,731,520

Electrical Components & Equipment–1.24%
AMETEK, Inc.	156,420	21,575,011

Rockwell Automation, Inc.	35,550	10,075,225

		31,650,236

Electronic Equipment & Instruments–1.05%
Teledyne Technologies, Inc.(b)	64,800	26,853,120

Environmental & Facilities Services–1.64%
Clean Harbors, Inc.(b)	149,760	21,739,162

Waste Connections, Inc.	144,630	20,125,264

		41,864,426

Financial Exchanges & Data–1.30%
Intercontinental Exchange, Inc.	221,744	24,154,574

Moody’s Corp.	28,800	9,017,856

		33,172,430

Food Retail–0.72%
HelloFresh SE (Germany)(b)	686,700	18,367,641

Health Care Equipment–4.90%
Boston Scientific Corp.(b)	691,200	36,025,344

DexCom, Inc.(b)	404,190	49,044,415

Inspire Medical Systems, Inc.(b)	21,060	5,636,288

Intuitive Surgical, Inc.(b)	113,670	34,239,677

		124,945,724

Health Care Supplies–0.22%
Cooper Cos., Inc. (The)	14,670	5,595,872

Home Improvement Retail–0.74%
Lowe’s Cos., Inc.	90,890	18,889,669

Hotels, Resorts & Cruise Lines–1.22%
Booking Holdings, Inc.(b)	6,804	18,277,653

Travel + Leisure Co.	334,800	12,812,796

		31,090,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Summit Fund

	Shares	Value

Industrial Machinery & Supplies & Components–0.39%
Parker-Hannifin Corp.	30,600	$9,941,328

Integrated Oil & Gas–0.41%
Suncor Energy, Inc. (Canada)	330,564	10,349,873

Interactive Home Entertainment–2.69%
Nintendo Co. Ltd. (Japan)	560,700	23,647,968

Sea Ltd., ADR (Singapore)(b)(c)	210,050	15,999,508

Take-Two Interactive Software, Inc.(b)	232,590	28,908,611

		68,556,087

Interactive Media & Services–8.39%
Alphabet, Inc., Class A(b)	8,280	888,775

Alphabet, Inc., Class C(b)	1,146,960	124,124,011

Baidu, Inc., ADR (China)(b)	78,300	9,443,763

Bumble, Inc., Class A(b)	220,100	4,008,021

Kuaishou Technology (China)(b)(d)	1,275,400	8,444,500

Meta Platforms, Inc., Class A(b)	243,180	58,441,018

Pinterest, Inc., Class A(b)	367,232	8,446,336

		213,796,424

Internet Services & Infrastructure–1.32%
MongoDB, Inc.(b)	107,180	25,718,913

Snowflake, Inc., Class A(b)	54,090	8,009,647

		33,728,560

Leisure Facilities–1.01%
Life Time Group Holdings, Inc.(b)(c)	1,243,165	25,845,400

Life Sciences Tools & Services–2.71%
Danaher Corp.	50,760	12,025,552

Mettler-Toledo International, Inc.(b)	24,930	37,183,095

West Pharmaceutical Services, Inc.	54,900	19,832,076

		69,040,723

Managed Health Care–1.13%
UnitedHealth Group, Inc.	58,500	28,787,265

Movies & Entertainment–1.52%
IMAX Corp.(b)(c)	446,400	9,352,080

Netflix, Inc.(b)	88,650	29,248,294

		38,600,374

Oil & Gas Equipment & Services–1.01%
Schlumberger N.V.	144,000	7,106,400

TechnipFMC PLC (United Kingdom)(b)	1,355,600	18,558,164

		25,664,564

Oil & Gas Exploration & Production–0.39%
Denbury, Inc.(b)(c)	106,200	9,916,956

Oil & Gas Refining & Marketing–0.14%
Valero Energy Corp.	31,387	3,599,147

Other Specialized REITs–2.10%
EPR Properties	1,277,100	53,587,116

Packaged Foods & Meats–0.74%
Hershey Co. (The)	45,000	12,287,700

Lamb Weston Holdings, Inc.	58,500	6,540,885

		18,828,585

Passenger Ground Transportation–0.66%
Lyft, Inc., Class A(b)(c)	757,800	7,767,450

	Shares	Value

Passenger Ground Transportation–(continued)
Uber Technologies, Inc.(b)	288,000	$8,942,400

		16,709,850

Pharmaceuticals–2.13%
Bayer AG (Germany)	687,600	45,284,368

Eli Lilly and Co.	22,580	8,938,519

		54,222,887

Semiconductor Materials & Equipment–0.66%
ASML Holding N.V., New York Shares (Netherlands)	19,565	12,460,166

Entegris, Inc.	59,400	4,450,248

		16,910,414

Semiconductors–8.69%
Advanced Micro Devices, Inc.(b)	550,980	49,241,082

First Solar, Inc.(b)	40,500	7,394,490

Monolithic Power Systems, Inc.	90,540	41,826,764

NVIDIA Corp.	443,430	123,047,391

		221,509,727

Soft Drinks & Non-alcoholic Beverages–1.20%
Monster Beverage Corp.(b)	543,600	30,441,600

Systems Software–12.47%
Microsoft Corp.	787,860	242,077,864

Oracle Corp.	262,800	24,892,416

Palo Alto Networks, Inc.(b)	76,140	13,892,504

ServiceNow, Inc.(b)	80,820	37,130,324

		317,993,108

Technology Hardware, Storage & Peripherals–6.25%
Apple, Inc.	939,302	159,380,763

Trading Companies & Distributors–0.79%
Fastenal Co.	202,500	10,902,600

United Rentals, Inc.	25,830	9,327,471

		20,230,071

Transaction & Payment Processing Services–4.33%
Mastercard, Inc., Class A	290,736	110,488,402

Total Common Stocks & Other Equity Interests (Cost $1,685,763,158)		2,542,869,968

Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(e)(f)	4,935,351	4,935,351

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(e)(f)	3,583,575	3,584,650

Invesco Treasury Portfolio, Institutional Class, 4.77%(e)(f)	5,640,401	5,640,401

Total Money Market Funds (Cost $14,159,767)		14,160,402

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $1,699,922,925)		2,557,030,370

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.14%
Invesco Private Government Fund, 4.83%(e)(f)(g)	23,242,567	23,242,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Summit Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 4.99%(e)(f)(g)	56,806,287	$56,806,287

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,049,123)		80,048,854

TOTAL INVESTMENTS IN SECURITIES–103.44% (Cost $1,779,972,048)		2,637,079,224

OTHER ASSETS LESS LIABILITIES–(3.44)%		(87,800,316)

NET ASSETS–100.00%		$2,549,278,908

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2023 represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,299,580	$82,321,338	$(87,685,567)	$ -	$-	$4,935,351	$ 153,498
Invesco Liquid Assets Portfolio, Institutional Class	7,417,590	58,800,956	(62,632,548)	(947)	(401)	3,584,650	115,297
Invesco Treasury Portfolio, Institutional Class	11,770,948	94,081,529	(100,212,076)	-	-	5,640,401	175,315
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,567,684	210,875,116	(217,200,233)	-	-	23,242,567	564,672*
Invesco Private Prime Fund	84,109,480	487,586,395	(514,886,360)	(579)	(2,649)	56,806,287	1,529,478*
Total	$143,165,282	$933,665,334	$(982,616,784)	$(1,526)	$(3,050)	$94,209,256	$2,538,260

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Information Technology	37.14%
Communication Services	13.42
Health Care	12.86
Consumer Discretionary	12.07
Industrials	8.29
Financials	7.74
Consumer Staples	3.36
Real Estate	2.10
Other Sectors, Each Less than 2% of Net Assets	2.77
Money Market Funds Plus Other Assets Less Liabilities	0.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Summit Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,685,763,158)*	$2,542,869,968

Investments in affiliated money market funds, at value (Cost $94,208,890)	94,209,256

Foreign currencies, at value (Cost $335,158)	340,937

Receivable for:
Investments sold	5,450,771

Fund shares sold	654,485

Dividends	2,220,305

Investment for trustee deferred compensation and retirement plans	273,682

Other assets	113,873

Total assets	2,646,133,277

Liabilities:
Payable for:
Investments purchased	14,393,565

Fund shares reacquired	1,286,846

Amount due custodian	6,036

Collateral upon return of securities loaned	80,049,123

Accrued fees to affiliates	765,638

Accrued trustees’ and officers’ fees and benefits	1,097

Accrued other operating expenses	48,626

Trustee deferred compensation and retirement plans	303,438

Total liabilities	96,854,369

Net assets applicable to shares outstanding	$2,549,278,908

Net assets consist of:
Shares of beneficial interest	$1,860,411,640

Distributable earnings	688,867,268

$2,549,278,908

Net Assets:
Class A	$307,741,544

Class C	$17,144,292

Class P	$2,183,844,149

Class S	$3,843,397

Class Y	$22,672,225

Class R5	$7,146

Class R6	$14,026,155

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,054,784

Class C	1,195,850

Class P	116,975,474

Class S	209,259

Class Y	1,212,765

Class R5	380

Class R6	742,430

Class A:
Net asset value per share	$18.04

Maximum offering price per share (Net asset value of $18.04 ÷ 94.50%)	$19.09

Class C:
Net asset value and offering price per share	$14.34

Class P:
Net asset value and offering price per share	$18.67

Class S:
Net asset value and offering price per share	$18.37

Class Y:
Net asset value and offering price per share	$18.69

Class R5:
Net asset value and offering price per share	$18.81

Class R6:
Net asset value and offering price per share	$18.89

*	At April 30, 2023, securities with an aggregate value of $80,132,955 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Summit Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $172,698)	$10,064,100

Dividends from affiliated money market funds (includes net securities lending income of $173,768)	617,878

Total investment income	10,681,978

Expenses:
Advisory fees	7,671,601

Administrative services fees	162,544

Custodian fees	24,800

Distribution fees:
Class A	361,496

Class C	80,894

Class P	1,037,544

Class S	2,718

Transfer agent fees – A, C, P, S and Y	1,106,510

Transfer agent fees – R5	266

Transfer agent fees – R6	2,074

Trustees’ and officers’ fees and benefits	14,007

Registration and filing fees	130,924

Reports to shareholders	37,917

Professional services fees	38,399

Other	21,675

Total expenses	10,693,369

Less: Fees waived and/or expense offset arrangement(s)	(50,084)

Net expenses	10,643,285

Net investment income	38,693

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(103,299,422)

Affiliated investment securities	(3,050)

Foreign currencies	(5,409)

(103,307,881)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	304,745,397

Affiliated investment securities	(1,526)

Foreign currencies	27,020

304,770,891

Net realized and unrealized gain	201,463,010

Net increase in net assets resulting from operations	$201,501,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Summit Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:

Net investment income (loss)	$38,693	$(506,283)

Net realized gain (loss)	(103,307,881)	168,087,354

Change in net unrealized appreciation (depreciation)	304,770,891	(1,458,266,190)

Net increase (decrease) in net assets resulting from operations	201,501,703	(1,290,685,119)

Distributions to shareholders from distributable earnings:

Class A	(26,019,917)	(78,272,021)

Class C	(1,757,107)	(5,900,518)

Class P	(181,531,713)	(532,643,508)

Class S	(320,005)	(908,447)

Class Y	(1,941,154)	(13,495,999)

Class R5	(69,840)	(286,940)

Class R6	(1,199,760)	(3,733,745)

Total distributions from distributable earnings	(212,839,496)	(635,241,178)

Share transactions–net:

Class A	16,546,388	50,497,336

Class C	1,025,655	1,157,785

Class P	104,298,663	337,150,527

Class S	226,664	770,393

Class Y	(36,817,594)	17,588,619

Class R5	(739,632)	(307,978)

Class R6	(258,773)	1,937,178

Net increase in net assets resulting from share transactions	84,281,371	408,793,860

Net increase (decrease) in net assets	72,943,578	(1,517,132,437)

Net assets:

Beginning of period	2,476,335,330	3,993,467,767

End of period	$2,549,278,908	$2,476,335,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Summit Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/23	$18.33	$(0.01)	$1.38	$1.37	$ –	$(1.66)	$(1.66)	$18.04	8.50%	$ 307,742	1.01	%(d)	1.01	%(d)	(0.13	)%(d)	37%
Year ended 10/31/22	33.40	(0.03)	(9.58)	(9.61)	–	(5.46)	(5.46)	18.33	(33.39)	293,295	0.99		0.99		(0.15)		78
Year ended 10/31/21	26.25	(0.16)	9.21	9.05	–	(1.90)	(1.90)	33.40	35.85	476,470	0.99		0.99		(0.53)		47
Year ended 10/31/20	21.77	(0.07)	6.42	6.35	–	(1.87)	(1.87)	26.25	31.23	299,616	0.99		0.99		(0.30)		38
Year ended 10/31/19	20.75	(0.04)	3.17	3.13	–	(2.11)	(2.11)	21.77	17.36	169,883	1.01		1.01		(0.18)		29
Year ended 10/31/18	20.14	(0.05)	1.41	1.36	–	(0.75)	(0.75)	20.75	6.95	114,570	1.02		1.02		(0.24)		35
Class C
Six months ended 04/30/23	14.96	(0.06)	1.10	1.04	–	(1.66)	(1.66)	14.34	8.18	17,144	1.76	(d)	1.76	(d)	(0.88	)(d)	37
Year ended 10/31/22	28.53	(0.17)	(7.94)	(8.11)	–	(5.46)	(5.46)	14.96	(33.93)	16,613	1.74		1.74		(0.90)		78
Year ended 10/31/21	22.82	(0.34)	7.95	7.61	–	(1.90)	(1.90)	28.53	34.86	31,198	1.74		1.74		(1.28)		47
Year ended 10/31/20	19.29	(0.22)	5.62	5.40	–	(1.87)	(1.87)	22.82	30.25	24,427	1.74		1.74		(1.05)		38
Year ended 10/31/19	18.77	(0.17)	2.80	2.63	–	(2.11)	(2.11)	19.29	16.43	15,470	1.76		1.76		(0.93)		29
Year ended 10/31/18	18.41	(0.19)	1.30	1.11	–	(0.75)	(0.75)	18.77	6.22	16,792	1.77		1.77		(0.99)		35
Class P
Six months ended 04/30/23	18.89	0.00	1.44	1.44	–	(1.66)	(1.66)	18.67	8.63	2,183,844	0.86	(d)	0.86	(d)	0.02	(d)	37
Year ended 10/31/22	34.21	0.00	(9.86)	(9.86)	–	(5.46)	(5.46)	18.89	(33.32)	2,086,384	0.84		0.84		0.00		78
Year ended 10/31/21	26.80	(0.12)	9.43	9.31	–	(1.90)	(1.90)	34.21	36.09	3,369,237	0.84		0.84		(0.38)		47
Year ended 10/31/20	22.16	(0.04)	6.55	6.51	–	(1.87)	(1.87)	26.80	31.42	2,675,601	0.84		0.84		(0.15)		38
Year ended 10/31/19	21.05	(0.01)	3.23	3.22	–	(2.11)	(2.11)	22.16	17.55	2,204,984	0.86		0.86		(0.03)		29
Year ended 10/31/18	20.39	(0.02)	1.43	1.41	(0.00)	(0.75)	(0.75)	21.05	7.13	2,024,211	0.87		0.87		(0.09)		35
Class S
Six months ended 04/30/23	18.62	(0.00)	1.41	1.41	–	(1.66)	(1.66)	18.37	8.59	3,843	0.91	(d)	0.91	(d)	(0.03	)(d)	37
Year ended 10/31/22	33.81	(0.01)	(9.72)	(9.73)	–	(5.46)	(5.46)	18.62	(33.33)	3,631	0.89		0.89		(0.05)		78
Year ended 10/31/21	26.52	(0.13)	9.32	9.19	–	(1.90)	(1.90)	33.81	36.02	5,626	0.89		0.89		(0.43)		47
Year ended 10/31/20	21.95	(0.05)	6.49	6.44	–	(1.87)	(1.87)	26.52	31.40	4,435	0.89		0.89		(0.20)		38
Year ended 10/31/19	20.89	(0.02)	3.19	3.17	–	(2.11)	(2.11)	21.95	17.44	3,711	0.91		0.91		(0.08)		29
Year ended 10/31/18	20.24	(0.03)	1.43	1.40	–	(0.75)	(0.75)	20.89	7.12	3,405	0.92		0.92		(0.14)		35
Class Y
Six months ended 04/30/23	18.90	0.01	1.44	1.45	–	(1.66)	(1.66)	18.69	8.67	22,672	0.76	(d)	0.76	(d)	0.12	(d)	37
Year ended 10/31/22	34.20	0.02	(9.86)	(9.84)	–	(5.46)	(5.46)	18.90	(33.26)	61,282	0.74		0.74		0.10		78
Year ended 10/31/21	26.77	(0.09)	9.42	9.33	–	(1.90)	(1.90)	34.20	36.22	85,356	0.74		0.74		(0.28)		47
Year ended 10/31/20	22.12	(0.01)	6.53	6.52	–	(1.87)	(1.87)	26.77	31.53	47,894	0.74		0.74		(0.05)		38
Year ended 10/31/19	21.00	0.02	3.21	3.23	–	(2.11)	(2.11)	22.12	17.65	13,414	0.76		0.76		0.07		29
Year ended 10/31/18	20.34	0.00	1.43	1.43	(0.02)	(0.75)	(0.77)	21.00	7.25	14,818	0.77		0.77		0.01		35
Class R5
Six months ended 04/30/23	19.01	0.01	1.45	1.46	–	(1.66)	(1.66)	18.81	8.68	7	0.77	(d)	0.77	(d)	0.11	(d)	37
Year ended 10/31/22	34.37	0.02	(9.92)	(9.90)	–	(5.46)	(5.46)	19.01	(33.27)	801	0.77		0.77		0.07		78
Year ended 10/31/21	26.91	(0.10)	9.46	9.36	–	(1.90)	(1.90)	34.37	36.14	1,848	0.77		0.77		(0.31)		47
Year ended 10/31/20	22.22	(0.02)	6.58	6.56	–	(1.87)	(1.87)	26.91	31.57	1,002	0.76		0.76		(0.07)		38
Year ended 10/31/19	21.09	0.01	3.23	3.24	–	(2.11)	(2.11)	22.22	17.63	96	0.77		0.77		0.06		29
Year ended 10/31/18	20.42	0.01	1.43	1.44	(0.02)	(0.75)	(0.77)	21.09	7.30	73	0.72		0.72		0.06		35
Class R6
Six months ended 04/30/23	19.08	0.02	1.45	1.47	–	(1.66)	(1.66)	18.89	8.70	14,026	0.70	(d)	0.70	(d)	0.18	(d)	37
Year ended 10/31/22	34.45	0.03	(9.94)	(9.91)	–	(5.46)	(5.46)	19.08	(33.22)	14,329	0.70		0.70		0.14		78
Year ended 10/31/21	26.95	(0.07)	9.47	9.40	–	(1.90)	(1.90)	34.45	36.24	23,732	0.70		0.70		(0.24)		47
Year ended 10/31/20	22.24	(0.00)	6.58	6.58	–	(1.87)	(1.87)	26.95	31.64	16,436	0.70		0.70		(0.01)		38
Year ended 10/31/19	21.09	0.03	3.23	3.26	–	(2.11)	(2.11)	22.24	17.73	12,556	0.71		0.71		0.12		29
Year ended 10/31/18	20.42	0.01	1.43	1.44	(0.02)	(0.75)	(0.77)	21.09	7.29	11,057	0.72		0.72		0.06		35

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Summit Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Summit Fund (the “Fund”) is a series portfolio of AIM Equity Funds (Invesco Equity Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6. Class P shares are not sold to members of the general public. Only shareholders who had accounts in the AIM Summit Investors Plans I and AIM Summit Investors Plans II at the close of business on December 8, 2006, may continue to purchase Class P shares as described in the Fund’s prospectus. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class P, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund

12	Invesco Summit Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

13	Invesco Summit Fund

consistent with the federal securities laws. For the six months ended April 30, 2023, the Fund paid the Adviser $11,679 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $10 million	1.000%

Next $140 million	0.750%

Over $150 million	0.625%

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.85%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $13,292.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14	Invesco Summit Fund

The Fund has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class P, Class S, Class Y, Class R5 and Class R6 shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C shares, Class P shares and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A and Class C shares, 0.10% of the average daily net assets of Class P shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $60,749 in front-end sales commissions from the sale of Class A shares and $463 and $350 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $56,476 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,403,330,908	$139,539,060	$–	$2,542,869,968

Money Market Funds	14,160,402	80,048,854	–	94,209,256

Total Investments	$2,417,491,310	$219,587,914	$–	$2,637,079,224

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $36,792.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

15	Invesco Summit Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $905,293,009 and $1,005,951,898, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$868,087,889

Aggregate unrealized (depreciation) of investments	(75,494,404)

Net unrealized appreciation of investments	$792,593,485

Cost of investments for tax purposes is $1,844,485,739.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,524,130	$26,458,473	3,078,141	$71,284,538

Class C	166,699	2,323,200	241,400	4,595,450

Class P	572,212	10,339,760	986,852	23,197,605

Class S	717	12,729	2,687	62,618

Class Y	149,320	2,738,405	3,426,993	77,519,531

Class R5	1,285	22,627	5,415	116,462

Class R6	41,533	755,816	121,196	2,832,188

Issued as reinvestment of dividends:
Class A	1,538,390	24,891,213	2,912,828	74,394,174

Class C	130,448	1,681,472	262,274	5,505,135

Class P	10,545,687	176,429,315	19,723,009	518,517,916

Class S	19,052	313,597	34,274	888,373

Class Y	102,318	1,713,834	475,616	12,499,183

Class R5	4,107	69,211	10,774	284,868

Class R6	68,127	1,152,701	134,215	3,559,383

Automatic conversion of Class C shares to Class A shares:
Class A	30,022	520,669	69,466	1,575,742

Class C	(37,638)	(520,669)	(84,384)	(1,575,742)

Reacquired:
Class A	(2,041,322)	(35,323,967)	(4,320,402)	(96,757,118)

Class C	(173,974)	(2,458,348)	(402,433)	(7,367,058)

Class P	(4,591,394)	(82,470,412)	(8,755,394)	(204,564,994)

Class S	(5,539)	(99,662)	(8,343)	(180,598)

Class Y	(2,280,763)	(41,269,833)	(3,156,718)	(72,430,095)

Class R5	(47,165)	(831,470)	(27,802)	(709,308)

Class R6	(118,195)	(2,167,290)	(193,260)	(4,454,393)

Net increase in share activity	5,598,057	$84,281,371	14,536,404	$408,793,860

16	Invesco Summit Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,085.00	$5.22	$1,019.79	$5.06	1.01%
Class C	1,000.00	1,081.80	9.08	1,016.07	8.80	1.76
Class P	1,000.00	1,086.30	4.45	1,020.53	4.31	0.86
Class S	1,000.00	1,085.90	4.71	1,020.28	4.56	0.91
Class Y	1,000.00	1,087.30	3.93	1,021.03	3.81	0.76
Class R5	1,000.00	1,086.80	3.98	1,020.98	3.86	0.77
Class R6	1,000.00	1,087.00	3.62	1,021.32	3.51	0.70

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Summit Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01424 and 002-25469	Invesco Distributors, Inc.	SUM-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 15, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 15, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	June 30, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	June 30, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	June 30, 2023